SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  6     (File No. 333-74865)     [X]
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  8       (File No. 811-7195)                   [X]
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                  55474
(Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code        (612) 671-3794

       James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2003  pursuant to paragraph  (b) of Rule 485
  [ ] 60 days after filing  pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

SIGNATURE VARIABLE ANNUITY(R)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds


-  AIM Variable Insurance Funds

-  AllianceBernstein Variable Products Series Fund, Inc.


-  Baron Capital Funds Trust


-  Credit Suisse Trust


-  Fidelity(R) Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  Goldman Sachs Variable Insurance Trust (VIT)

-  Janus Aspen Series: Service Shares


-  JPMorgan Series Trust II


-  Lazard Retirement Series, Inc.

-  MFS(R) Variable Insurance Trust(SM)

-  Putnam Variable Trust -  Class IB Shares

-  Royce Capital Fund

-  Third Avenue Variable Series Trust

-  Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information For representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          15
PERFORMANCE INFORMATION                                                       15
THE VARIABLE ACCOUNT AND THE FUNDS                                            16
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          22
THE ONE-YEAR FIXED ACCOUNT                                                    25
BUYING YOUR CONTRACT                                                          25
CHARGES                                                                       27
VALUING YOUR INVESTMENT                                                       31
MAKING THE MOST OF YOUR CONTRACT                                              33
WITHDRAWALS                                                                   37
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          37
CHANGING OWNERSHIP                                                            37
BENEFITS IN CASE OF DEATH                                                     38
OPTIONAL BENEFITS                                                             42
THE ANNUITY PAYOUT PERIOD                                                     47
TAXES                                                                         48
VOTING RIGHTS                                                                 51
SUBSTITUTION OF INVESTMENTS                                                   51
ABOUT THE SERVICE PROVIDERS                                                   51
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         53
ADDITIONAL INFORMATION                                                        58
EXPERTS                                                                       58
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              59
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  73
APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL             74


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 22)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 25)


MINIMUM INITIAL PURCHASE PAYMENT:
     $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

MINIMUM ADDITIONAL PURCHASE PAYMENT:
     $50 for Systematic Investment Plans.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):
     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 38)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 42)

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 47)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 48)

CHARGES: We assess certain charges in connection with your contract (p. 27):

-  $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);
- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.35%) based on the adjusted contract value;
- if you select the 8% Performance Credit Rider(2) (PCR), an annual fee of 0.25% of the contract value;

-  withdrawal charge;
- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
-  the operating expenses of the funds in which the subaccounts invest.


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the Maximum Anniversary Value (MAV) death benefit or the Enhanced Death Benefit rider (EDB).




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


                 YEARS FROM PURCHASE             WITHDRAWAL CHARGE
                   PAYMENT RECEIPT                  PERCENTAGE
                        1                               7%
                        2                               7
                        3                               6
                        4                               6
                        5                               5
                        6                               4
                        7                               2
                        Thereafter                      0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                   $  30

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                                                       0.35%*

(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE                                                                                    0.25%*

(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee apples only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                                                                   0.15%

MORTALITY AND EXPENSE RISK FEE                                                                                           1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                                                                   1.40%




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements               .69%                         3.74%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                     GROSS TOTAL
                                                                                  MANAGEMENT   12b-1       OTHER       ANNUAL
                                                                                     FEES      FEES       EXPENSES    EXPENSES
AXP(R) Variable Portfolio -
       Blue Chip Advantage Fund                                                       .53%      .13%       .13%        .79%(1)
       Bond Fund                                                                      .60       .13        .07         .80(1)
       Capital Resource Fund                                                          .62       .13        .05         .80(1)
       Cash Management Fund                                                           .51       .13        .05         .69(1)
       Diversified Equity Income Fund                                                 .56       .13        .18         .87(1)
       Extra Income Fund                                                              .62       .13        .08         .83(1)
       Federal Income Fund                                                            .61       .13        .09         .83(1)
       Growth Fund                                                                    .56       .13        .12         .81(1)
       Managed Fund                                                                   .60       .13        .04         .77(1)
       NEW DIMENSIONS FUND(R)                                                         .61       .13        .05         .79(1)
       Small Cap Advantage Fund                                                       .73       .13        .25        1.11(1)
AIM V.I.
       Capital Appreciation Fund, Series I Shares                                     .61        --        .24         .85(2)
       Capital Development Fund, Series I Shares                                      .75        --        .39        1.14(2)
       Premier Equity Fund, Series I Shares                                           .61        --        .24         .85(2)
AllianceBernstein Variable Products Series Fund, Inc.
       AllianceBernstein Premier Growth Portfolio (Class B)                          1.00       .25        .06        1.31(3)
       AllianceBernstein Technology Portfolio (Class B)                              1.00       .25        .21        1.46(3)
       AllianceBernstein U.S. Government/High Grade Securities Portfolio(Class B)     .60       .25        .22        1.07(3)
Baron Capital Funds Trust
       Capital Asset Fund - Insurance Shares                                         1.00       .25        .17        1.42(3)
Credit Suisse Trust -
       Emerging Growth Portfolio                                                      .90        --        .46        1.36(4)
Fidelity(R) VIP
       Growth & Income Portfolio Service Class                                        .48       .10        .11         .69(3)
       Mid Cap Portfolio Service Class                                                .58       .10        .12         .80(3)
       Overseas Portfolio Service Class                                               .73       .10        .17        1.00(3)
FTVIPT
       Franklin Real Estate Fund - Class 2                                            .53       .25        .04         .82(5),(6)
       Mutual Shares Securities Fund - Class 2                                        .60       .25        .21        1.06(6),(7)
       Templeton Foreign Securities Fund - Class 2                                    .70       .25        .20        1.15(6),(7)
Goldman Sachs VIT
       Capital Growth Fund                                                            .75        --        .85        1.60(8)
       CORE(SM) U.S. Equity Fund                                                      .70        --        .16         .86(8)
       International Equity Fund                                                     1.00        --       1.77        2.77(8)


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                     GROSS TOTAL
                                                                                  MANAGEMENT   12b-1       OTHER       ANNUAL
                                                                                     FEES      FEES       EXPENSES    EXPENSES
Janus Aspen Series
      Global Technology Portfolio: Service Shares                                     .65%      .25%       .07%        .97%(9)
      Growth Portfolio: Service Shares                                                .65       .25        .02         .92(9)
      International Growth Portfolio: Service Shares                                  .65       .25        .09         .99(9)
      Mid Cap Growth Portfolio: Service Sharees                                       .65       .25        .02         .92(9)
      (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
JPMorgan
      U.S. Large Cap Core Equity Portfolio                                            .35        --        .50         .85(3)
      (previously JPMorgan U.S. Disciplined Equity Portfolio)
Lazard Retirement Series
      Equity Portfolio                                                                .75       .25       2.74        3.74(10)
      International Equity Portfolio                                                  .75       .25        .65        1.65(10)
MFS(R)
      New Discovery Series - Initial Class                                            .90        --        .15        1.05(11)
      Research Series - Initial Class                                                 .75        --        .12         .87(11)
      Utilities Series - Initial Class                                                .75        --        .19         .94(11)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                              .48       .25        .04         .77(3)
      Putnam VT International Equity Fund - Class IB Shares                           .77       .25        .22        1.24(3)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT International New Opportunities Fund -Class IB Shares                1.00       .25        .27        1.52(3)
Royce Capital Fund
      Micro-Cap Portfolio                                                            1.25        --        .13        1.38(12)
      Small-Cap Portfolio                                                            1.00        --        .87        1.87(12)
Third Avenue
      Value Portfolio                                                                 .90        --        .40        1.30(13)
Wanger
      International Small Cap                                                        1.24        --        .23        1.47(14)
      U.S. Smaller Companies                                                          .94        --        .11        1.05(14)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) (Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.39% of the average daily net assets of the Capital Growth, CORE(SM) US. Equity, and International Equity, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(9) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(10) The Investment manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement Equity Portfolio and 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net total contractual annual expenses" would be lower for certain series and would equal: 1.04% for New Discovery Series, 0.86% for Research Series, and 0.93% for Utilities Series.


(12) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio and 0.35% and 1.35% for Royce Small-Cap Portfolio.

(13) The Fund's expense figures are based on actual expenses before waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the manager's discretion.

(14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional GMIB option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                 AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
                1 YEAR     3 YEARS    5 YEARS    10 YEARS         1 YEAR     3 YEARS    5 YEARS     10 YEARS
                $ 1,268.06 $ 2,292.59 $ 3,301.88 $ 5,509.70       $ 568.06 $ 1,692.59 $ 2,801.88  $ 5,509.70

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:

                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                 AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
                1 YEAR   3 YEARS    5 YEARS    10 YEARS           1 YEAR    3 YEARS   5 YEARS     10 YEARS
                $ 919.56 $ 1,277.31 $ 1,661.10 $ 2,494.40         $ 219.56  $ 677.31  $ 1,161.10  $ 2,494.40


* In these examples, the $30 contract administrative charge is approximated as a .052% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                         2002     2001     2000    1999     1998     1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVB(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period              $0.73    $0.89    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.56    $0.73    $0.89      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              406      584      286      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period              $1.47    $1.38    $1.33   $1.33    $1.33    $1.24    $1.17   $1.00
Accumulation unit value at end of period                    $1.53    $1.47    $1.38   $1.33    $1.33    $1.33    $1.24   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                            7,272    8,923    9,498   8,127    5,689    2,544    1,377     414
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.50%   1.50%

SUBACCOUNT ECR(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period              $1.53    $1.89    $2.33   $1.91    $1.56    $1.27    $1.20   $1.00
Accumulation unit value at end of period                    $1.18    $1.53    $1.89   $2.33    $1.91    $1.56    $1.27   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                            5,116    6,019    6,358   5,864    5,163    3,813    2,350     818
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.50%   1.50%

SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period              $1.26    $1.24    $1.18   $1.15    $1.11    $1.07    $1.03   $1.00
Accumulation unit value at end of period                    $1.26    $1.26    $1.24   $1.18    $1.15    $1.11    $1.07   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                            8,572    8,409    4,421     941      749      231      241     132
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.50%   1.50%
Simple yield(3)                                             (0.62%)   0.21%    4.54%   4.52%    3.24%    3.71%    3.26%   3.53%
Compound yield(3)                                           (0.62%)   0.21%    4.64%   4.62%    3.29%    3.78%    3.32%   3.59%

SUBACCOUNT EVD(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period              $1.01    $1.00    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.80    $1.01    $1.00      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              182      147       16      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EIA(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period              $0.93    $0.90    $1.00   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.85    $0.93    $0.90   $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            2,403    5,449      556       8       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EVF(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period              $1.11    $1.06    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $1.16    $1.11    $1.06      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              520      259       76      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EVG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period              $0.50    $0.74    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.37    $0.50    $0.74      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              270      228      200      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EMG(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period              $1.76    $1.99    $2.07   $1.83    $1.60    $1.36    $1.18   $1.00
Accumulation unit value at end of period                    $1.51    $1.76    $1.99   $2.07    $1.83    $1.60    $1.36   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                            5,336    6,404    6,779   5,985    4,684    2,944    1,546     589
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.50%   1.50%

SUBACCOUNT EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period              $1.27    $1.54    $1.72   $1.32    $1.05    $1.00       --      --
Accumulation unit value at end of period                    $0.98    $1.27    $1.54   $1.72    $1.32    $1.05       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            3,938    4,237    3,717   2,141    1,108       69       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%      --      --

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                         2002     2001     2000    1999     1998     1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period              $0.91    $0.99    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.74    $0.91    $0.99      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                               69       66       20      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT ECA(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period              $0.95    $1.26    $1.43   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.71    $0.95    $1.26   $1.43       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            3,287    4,269    3,037      57       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ECD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period              $1.23    $1.36    $1.26   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.96    $1.23    $1.36   $1.26       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              620      592      480       1       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EVA(7) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period              $1.25    $1.45    $1.72   $1.34    $1.03    $1.00       --      --
Accumulation unit value at end of period                    $0.86    $1.25    $1.45   $1.72    $1.34    $1.03       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                           10,223   11,706   11,388   5,638    1,779       66       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%    1.40%      --      --

SUBACCOUNT EPP(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period              $0.79    $0.96    $1.17   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.54    $0.79    $0.96   $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            2,312    2,574    3,368      56       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ETC(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period              $0.79    $1.08    $1.40   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.46    $0.79    $1.08   $1.40       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,387    1,958    2,278     105       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EHG(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period              $1.16    $1.09    $1.00   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.23    $1.16    $1.09   $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,554    1,282      743       7       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EAS(6) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period              $1.27    $1.14    $1.19   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.27    $1.14   $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              518      617    1,639      31       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EEG(6) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period              $1.05    $1.28    $1.31   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.73    $1.05    $1.28   $1.31       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                               73     125      795        6       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EFG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period              $0.90    $1.00    $1.05   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.74    $0.90    $1.00   $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,684    1,678    1,383      71       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EFM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period              $1.56    $1.64    $1.24   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.39    $1.56    $1.64   $1.24       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            2,384    2,142    2,714      44       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                         2002     2001     2000    1999     1998     1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EFO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period              $0.76    $0.98    $1.23   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.60    $0.76    $0.98   $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              568      529      516      33       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ERE(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period              $1.33    $1.25    $0.97   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.34    $1.33    $1.25   $0.97       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              542      325      202       1       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EMU(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period              $1.23    $1.17    $1.05   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.23    $1.17   $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              966      546      170      31       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT WINT5(8),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period              $1.00       --       --      --       --       --       --      --
Accumulation unit value at end of period                    $0.84       --       --      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              286       --       --      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%      --       --      --       --       --       --      --

SUBACCOUNT JCG(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND )
Accumulation unit value at beginning of period              $0.88    $1.05    $1.16   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.66    $0.88    $1.05   $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              462      626      613     226       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT JUS(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period              $0.87    $1.00    $1.12   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.67    $0.87    $1.00   $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,109    1,183    1,247     480       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT JIF(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period              $0.83    $1.08    $1.27   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.67    $0.83    $1.08   $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              113       84      195      30       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EJT(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $0.42    $0.68    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.25    $0.42    $0.68      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              779      878      898      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EJG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $0.61    $0.82    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.44    $0.61    $0.82      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            2,583    3,385    2,472      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EJI(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $0.60    $0.80    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.44    $0.60    $0.80      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,323    1,719    1,304      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EJA(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $0.42    $0.70    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $0.30    $0.42    $0.70      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,833    2,218    1,737      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                         2002     2001     2000    1999     1998     1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EDE(6) (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO)
(PREVIOUSLY JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period              $0.81    $0.94    $1.07   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.60    $0.81    $0.94   $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              719      700      673      51       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ERQ(6) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period              $0.91    $1.00    $1.01   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.75    $0.91    $1.00   $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              122      168      154       1       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ERI(6) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period              $0.72    $0.96    $1.07   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.63    $0.72    $0.96   $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                               79       82       62       1       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT END(6) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period              $1.33    $1.42    $1.47   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.89    $1.33    $1.42   $1.47       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,252    1,506    2,229      64       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT ERS(6) (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period              $0.85    $1.09    $1.16   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.63    $0.85    $1.09   $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,695    1,873    1,902     242       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EUT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period              $0.95    $1.27    $1.20   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.72    $0.95    $1.27   $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            2,205    2,550    1,939      30       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EPG(10) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $1.16    $1.26    $1.18   $1.18    $1.00       --       --      --
Accumulation unit value at end of period                    $0.93    $1.16    $1.26   $1.18    $1.18       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            5,706    6,280    6,616   4,302      239       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%    1.40%      --       --      --

SUBACCOUNT EPL(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $0.93    $1.19    $1.33   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.76    $0.93    $1.19   $1.33       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                            1,856    1,775    2,192     347       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EPN(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $0.65    $0.93    $1.53   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.55    $0.65    $0.93   $1.53       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              762    3,607      847      35       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EMC(6) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period              $1.72    $1.34    $1.15   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.48    $1.72    $1.34   $1.15       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              369      267      239      37       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EPR(6) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO)
Accumulation unit value at beginning of period              $1.65    $1.38    $1.05   $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.40    $1.65    $1.38   $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              712      543      188       1       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                         2002     2001     2000    1999     1998     1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ETV(1) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period              $1.44    $1.29    $1.00      --       --       --       --      --
Accumulation unit value at end of period                    $1.27    $1.44    $1.29      --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              539      557       63      --       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%     --       --       --       --      --

SUBACCOUNT EIC(6) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period              $0.83    $1.07    $1.51   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.71    $0.83    $1.07   $1.51       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              479      523      431      28       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

SUBACCOUNT EUC(6) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period              $1.15    $1.04    $1.15   $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.94    $1.15    $1.04   $1.15       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                              351      268      231      19       --       --       --      --
Ratio of operating expense to average net assets             1.40%    1.40%    1.40%   1.40%      --       --       --      --

(1) Operations commenced on May 2, 2000.

(2) Operations commenced on Feb. 21, 1995.

(3) Net of annual contract administrative charge and mortality and expense risk fee.

(4) Operations commenced on Aug. 26, 1999.

(5) Operations commenced on Oct. 29, 1997.

(6) Operations commenced on Sept. 22, 1999.

(7) Operations commenced on Oct. 30, 1997.

(8) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


(9) Operations commenced on March 1, 2002.

(10) Operations commenced on Oct. 5, 1998.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value. Total return figures do not reflect any contract value credits or PCR credits.
We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,
-  the GMIB fee,
-  mortality and expense risk fee, and
- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY-- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
EVB              AXP(R) Variable Portfolio -    Objective: long-term total return exceeding that    IDS Life Insurance
                 Blue Chip Advantage Fund       of the U.S. stock market. Invests primarily in      Company  (IDS Life),
                                                blue chip stocks. Blue chip stocks are issued by    adviser;  American
                                                companies with a market capitalization of at        Express Financial
                                                least $1 billion, an established management, a      Corporation (AEFC),
                                                history of consistent earnings and a leading        subadviser.
                                                position within their respective industries.

ESI              AXP(R) Variable Portfolio -    Objective: high level of current income while       IDS Life, adviser; AEFC,
                 Bond Fund                      conserving the value of the investment and          subadviser.
                                                continuing a high level of income for the
                 (effective 6-27-03             longest time period. Invests primarily in bonds
                 AXP(R) Variable Portfolio -    and other debt obligations.
                 Bond Fund will change to
                 AXP(R) Variable Portfolio -
                 Diversified Bond Fund)

ECR              AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests            IDS Life, adviser; AEFC,
                 Capital Resource Fund          primarily in U.S. common stocks and other           subadviser.
                                                securities convertible into common stocks.

EMS              AXP(R) Variable Portfolio -    Objective: maximum current income consistent with   IDS Life, adviser; AEFC,
                 Cash Management Fund           liquidity and stability of principal. Invests       subadviser.
                                                primarily in money market securities.

EVD              AXP(R) Variable Portfolio -    Objective: high level of current income and,  as    IDS Life, adviser; AEFC,
                 Diversified Equity  Income     a secondary goal, steady growth of capital.         subadviser.
                 Fund                           Invests primarily in dividend-paying common and
                                                preferred stocks.

EIA              AXP(R) Variable Portfolio -    Objective: high current income, with capital        IDS Life, adviser; AEFC,
                 Extra Income Fund              growth as a secondary objective.  Invests           subadviser.
                                                primarily in high-yielding, high-risk corporate
                 (effective 6-27-03  AXP(R)     bonds (junk bonds) issued by U.S.  and foreign
                 Variable Portfolio - Extra     companies and governments.
                 Income Fund will change to
                 AXP(R) Variable Portfolio -
                 High Yield  Bond Fund)

EVF              AXP(R) Variable Portfolio -    Objective: a high level of current income and       IDS Life, adviser; AEFC,
                 Federal Income Fund            safety of principal consistent with an              subadviser.
                                                investment in U.S. government and government
                 (effective 6-27-03  AXP(R)     agency securities. Invests primarily in debt
                 Variable Portfolio - Federal   obligations issued or guaranteed as to principal
                 Income Fund will change to     and interest by the U.S. government, its
                 AXP(R) Variable Portfolio -    agencies or instrumentalities.
                 Short Term  U.S. Government
                 Fund)

EVG              AXP(R) Variable Portfolio -    Objective: long-term capital growth.  Invests       IDS Life, adviser; AEFC,
                 Growth Fund                    primarily in common stocks and securities           subadviser.
                                                convertible into common stocks that appear to
                                                offer growth opportunities.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY-- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
EMG              AXP(R) Variable Portfolio -    Objective: maximum total investment return through  IDS Life, adviser; AEFC,
                 Managed Fund                   a combination of capital growth and current         subadviser.
                                                income. Invests primarily in a combination of
                                                common and preferred stocks, convertible
                                                securities, bonds and other debt securities.

EGD              AXP(R) Variable Portfolio -    Objective: long-term growth of capital.  Invests    IDS Life, adviser; AEFC,
                 NEW DIMENSIONS FUND(R)         primarily in common stocks showing potential for    subadviser.
                                                significant growth.

EVS              AXP(R) Variable Portfolio -    Objective: long-term capital growth.  Invests       IDS Life, adviser; AEFC,
                 Small Cap Advantage Fund       primarily in equity stocks of small companies       subadviser; Kenwood
                                                that are often included in the  Russell 2000        Capital Management LLC,
                                                Index and/or have market capitalization under $2    subadviser.
                                                billion.

ECA              AIM V.I. Capital               Objective: growth of capital. Invests principally   A I M Advisors, Inc.
                 Appreciation Fund, Series I    in common stocks of companies likely to benefit
                 Shares                         from new or innovative products, services or
                                                processes as well as those with above-average
                                                growth and excellent prospects for future growth.
                                                The Fund may invest up to 25% of its assets in
                                                foreign securities.

ECD              AIM V.I. Capital Development   Objective: long-term growth of capital.  Invests    A I M Advisors, Inc.
                 Fund,  Series I Shares         primarily in securities (including common stocks,
                                                convertible securities and bonds) of small- and
                                                medium-sized companies. The Fund may invest up to
                                                25% of its assets in foreign securities.

EVA              AIM V.I. Premier Equity        Objective: long-term growth of capital with         A I M Advisors, Inc.
                 Fund, Series I Shares          income as a secondary objective. Invests normally
                                                at least 80% of its net assets, plus the amount
                                                of any borrowings for investment purposes, in
                                                equity securities including convertible
                                                securities. The fund also may invest in preferred
                                                stocks and debt instruments that have prospects
                                                for growth of capital. The Fund may invest up to
                                                25% of its assets in foreign securities.

EPP              AllianceBernstein VP Premier   Objective: long-term growth of capital by           Alliance Capital
                 Growth Portfolio (Class B)     pursuing aggressive investment policies.            Management, L.P.
                                                Invests primarily in equity securities of a
                 (previously Alliance VP        limited number of large, carefully selected,
                 Premier Growth Portfolio       high-quality U.S. companies that are judged
                 (Class B))                     likely to achieve superior earnings growth.

ETC              AllianceBernstein VP           Objective: growth of capital. Current income is     Alliance Capital
                 Technology Portfolio (Class B) only an incidental consideration. Invests           Management, L.P.
                                                primarily in securities of companies expected to
                 (previously Alliance VP        benefit from technological advances and
                 Technology Portfolio           improvements.
                 (Class B))


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY-- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
EHG              AllianceBernstein VP U.S.      Objective: high level of current income             Alliance Capital
                 Government/High Grade          consistent with preservation of capital.  Invests   Management, L.P.
                 Securities Portfolio           primarily in (1) U.S. government securities and
                 (Class B)                      (2) other high-grade debt securities or, if
                                                unrated, of equivalent quality.
                 (previously Alliance VP U.S.
                 Government High Grade
                 Securities Portfolio
                 (Class B))

EAS              Baron Capital Asset Fund -     Objective: capital appreciation. Invests            BAMCO, Inc.
                 Insurance Shares               primarily in securities of small-and medium-sized
                                                companies with undervalued assets or favorable
                                                growth prospects.

EEG              Credit Suisse Trust -          Objective: maximum capital appreciation. Invests    Credit Suisse Asset
                 Emerging Growth Portfolio      in U.S. equity securities of  emerging-growth       Management, LLC
                                                companies with growth
                                                characteristics such as positive
                                                earnings and potential for
                                                accelerated growth.

EFG              Fidelity(R) VIP Growth &       Objective: seeks high total return through a        Fidelity Management &
                 Income Portfolio  Service      combination of current income and capital           Research Company (FMR),
                 Class                          appreciation. Normally invests a majority of        investment manager; FMR
                                                assets in common stocks of foreign and domestic     U.K., FMR Far East,
                                                issuers with a focus on those that pay current      sub-investment advisers.
                                                dividends and show potential for capital
                                                appreciation. May invest in bonds, including
                                                lower-quality debt securities, as well as stocks
                                                that are not currently paying dividends,  but
                                                offer prospects for future income or  capital
                                                appreciation.

EFM              Fidelity(R) VIP Mid Cap        Objective: seeks long-term growth of capital.       Fidelity Management &
                 Portfolio Service Class        Normally invests at least 80% of assets in          Research Company (FMR),
                                                securities of foreign and domestic companies with   investment manager; FMR
                                                medium market capitalization common stocks.         U.K., FMR Far East,
                                                Invests in growth or value common stocks. May       sub-investment advisers.
                                                invest in companies with smaller or larger market
                                                capitalizations.

EFO              Fidelity(R) VIP Overseas       Strategy: seeks long-term growth of capital.        Fidelity Management &
                 Portfolio Service Class        Normally invests primarily in common stocks of      Research Company (FMR),
                                                foreign securities. Normally invests at least 80%   investment manager; FMR
                                                of assets in non-U.S. securities.                   U.K., FMR Far East,
                                                                                                    Fidelity International
                                                                                                    Investment Advisors
                                                                                                    (FIIA) and FIIA U.K.,
                                                                                                    sub-investment advisers.

ERE              FTVIPT Franklin Real Estate    Seeks capital appreciation, with current income     Franklin Advisers, Inc.
                 Fund - Class 2                 as a secondary goal. The Fund normally invests at
                                                least 80% of its net assets in investments of
                                                companies operating in the real estate sector.
                                                The Fund invests primarily in equity real estate
                                                investment trusts (REITs).


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY-- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
EMU              FTVIPT Mutual Shares           Seeks capital appreciation, with income as a        Franklin Mutual Advisers, LLC
                 Securities Fund - Class 2      secondary goal. The Fund normally invests mainly
                                                in U.S. equity securities that the Fund's manager
                                                believes are available at market prices less than
                                                their intrinsic value on certain recognized or
                                                objective criteria, including undervalued stocks,
                                                restructuring companies and distressed companies.

WINT5            FTVIPT Templeton Foreign       Seeks long-term capital growth. The Fund normally   Templeton Investment
                 Securities Fund - Class 2      invests at least 80% of its net assets in           Counsel, LLC
                                                investments, primarily equity securities, of
                                                issuers located outside the U.S., including those
                                                in emerging markets.

JCG              Goldman Sachs VIT Capital      Objective: The Goldman Sachs VIT Capital Growth     Goldman Sachs Asset
                 Growth Fund                    Fund seeks long-term growth of capital by           Management, L.P.
                                                investing, under normal circumstances, at least
                                                90% of its total assets (not including securities
                                                lending collateral and any investment of that
                                                collateral) measured at the time of purchase in a
                                                diversified portfolio of equity investments that
                                                are considered by the investment adviser to have
                                                long-term capital appreciation potential.

JUS              Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE U.S. Equity   Goldman Sachs Asset
                 U.S. Equity Fund               Fund seeks long-term growth of capital and          Management, L.P.
                                                dividend income. The Fund invests, under normal
                 CORE(SM) is a service mark     circumstances, at least 90% of its total assets
                 of Goldman, Sachs & Co.        (not including securities lending collateral and
                                                any investment of that collateral) measured at
                                                time of purchase in a broadly diversified
                                                portfolio of large-cap and blue chip equity
                                                investments representing all major sectors of the
                                                U.S. economy.

JIF              Goldman Sachs VIT              Objective: The Goldman Sachs VIT International      Goldman Sachs Asset
                 International Equity Fund      Equity Fund seeks long-term capital appreciation.   Management International
                                                The Fund invests, under normal circumstances,
                                                substantially all, and at least 80% of its net
                                                assets plus any borrowings for investment
                                                purposes (measured at time of purchase) in a
                                                diversified portfolio of equity investments in
                                                companies that are organized outside the United
                                                States.

EJT              Janus Aspen Series Global      Objective: long-term growth of capital.             Janus Capital
                 Technology Portfolio:          Non-diversified mutual fund that invests, under
                 Service Shares                 normal circumstances, at least 80% of its net
                                                assets in securities of companies that the
                                                portfolio manager believes will benefit
                                                significantly from advances or improvements in
                                                technology. It implements this policy by
                                                investing primarily in equity securities of U.S.
                                                and foreign companies selected for their growth
                                                potential.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
EJG              Janus Aspen Series Growth      Objective: long-term growth of capital in a         Janus Capital
                 Portfolio: Service Shares      manner consistent with the preservation of
                                                capital. Invests primarily in common stocks
                                                selected for their growth potential.

EJI              Janus Aspen Series             Objective: long-term growth of capital. Invests,    Janus Capital
                 International Growth           under normal circumstances, at least 80% of its
                 Portfolio: Service Shares      net assets in securities of issuers from at
                                                least five different countries, excluding the
                                                United States. Although the Portfolio intends to
                                                invest substantially all of its assets in issuers
                                                located outside the United States, it may at
                                                times invest in U.S. issuers and under unusual
                                                circumstances, it may invest all of its assets in
                                                fewer than five countries or even a single
                                                country.

EJA              Janus Aspen Series  Mid Cap    Objective: invests, under normal circumstances,     Janus Capital
                 Growth Portfolio:  Service     at least 80% of its net assets in equity
                 Shares                         securities of mid-sized companies whose market
                                                capitalization falls, at the time of initial
                 (previously Janus Aspen        purchase, in the 12-month average of the
                  Series Aggressive Growth      capitalization ranges of the Russell Midcap
                 Portfolio: Service Shares)     Growth Index.

EDE              JPMorgan U.S. Large Cap Core   Objective: seeks to provide a high total return     JPMorgan Investment
                 Equity Portfolio               from a portfolio of selected equity securities.     Management Inc.
                                                The portfolio invests primarily in large and
                 (previously JPMorgan U.S.      medium capitalization U.S. companies. The
                 Disciplined Equity Portfolio)  portfolio is designed for investors who want an actively managed portfolio of selected equity
                                                securities that seeks to outperform the S&P
                                                500(R) Index.

ERQ              Lazard Retirement Equity       Objective: long-term capital appreciation.          Lazard Asset Management, LLC
                 Portfolio                      Invests primarily in equity securities,
                                                principally common stocks, of relatively large
                                                U.S. companies with market capitalizations in the
                                                range of the S&P 500(R) Index that the Investment
                                                Manager believes are undervalued based on their
                                                earnings, cash flow or asset values.

ERI              Lazard Retirement              Objective: long-term capital appreciation.          Lazard Asset Management,
                 International Equity Portfolio Invests primarily in equity securities,             LLC
                                                principally common stocks, of relatively large
                                                non-U.S. companies with market capitalizations in
                                                the range of the Morgan Stanley Capital
                                                International (MSCI) Europe, Australia and Far
                                                East (EAFE(R)) Index that the Investment Manager
                                                believes are undervalued based on their earnings,
                                                cash flow or asset values.

END              MFS(R) New Discovery           Objective: capital appreciation. Invests in at      MFS Investment Management(R)
                 Series - Initial Class         least 65% of its net assets in in equity
                                                securities of emerging growth companies.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
ERS              MFS(R) Research Series -       Objective: long-term growth of capital and future   MFS Investment Management(R)
                 Initial Class                  income. Invests primarily in common stocks and
                                                related securities that have
                                                favorable prospects for
                                                long-term growth, attractive
                                                valuations based on current and
                                                expected earnings or cash flow,
                                                dominant or growing market
                                                share, and superior management.

EUT              MFS(R) Utilities Series -      Objective: capital growth and current income.       MFS Investment Management(R)
                 Initial Class                  Invests primarily in equity and debt securities
                                                of domestic and foreign companies in the
                                                utilities industry.

EPG              Putnam VT Growth and Income    Objective: capital growth and current income. The   Putnam Investment
                 Fund -  Class IB Shares        fund pursues its goal by investing mainly  in       Management, LLC
                                                common stocks of U.S. companies with a focus on
                                                value stocks that offer the potential for capital
                                                growth, current income or both.

EPL              Putnam VT International        Objective: capital appreciation. The fund pursues   Putnam Investment
                 Equity Fund - Class IB         its goal by investing mainly in common stocks of    Management, LLC
                 Shares                         companies outside the United States.

                 (previously Putnam VT
                 International Growth Fund -
                 Class IB Shares)

EPN              Putnam VT International        Objective: long-term capital appreciation.  The     Putnam Investment
                 New Opportunities Fund -       fund pursues its goal by investing mainly in        Management, LLC
                 Class IB Shares                common stocks of companies outside the  United
                                                States with a focus on growth stocks.

EMC              Royce Micro-Cap Portfolio      Objective: long-term growth of capital.  Invests    Royce & Associates, LLC
                                                primarily in a broadly diversified portfolio of
                                                equity securities issued by micro-cap companies
                                                (companies with stock market capitalizations
                                                below $400 million).

EPR              Royce Small-Cap Portfolio      Objective: long-term growth of capital with         Royce & Associates, LLC
                                                current income as a secondary objective. Invests
                                                primarily in a limited number of equity
                                                securities issued by small companies with stock
                                                market capitalization below $2 billion.

ETV              Third Avenue Value Portfolio   Objective: long-term capital appreciation.          Third Avenue Management
                                                Invests primarily in common stocks of well          LLC
                                                financed, well managed companies at a substantial
                                                discount to what the Adviser believes is their
                                                true value.

EIC              Wanger International           Objective: long-term growth of capital. Invests     Liberty Wanger Asset
                 Small Cap                      primarily in stocks of small and medium-size        Management, L.P.
                                                non-U.S. companies with capitalizations of less
                                                than $2 billion at time of purchase.

EUC              Wanger U.S. Smaller            Objective: long-term growth of capital. Invests     Liberty Wanger Asset
                 Companies                      primarily in stocks of small- and medium-size       Management, L.P.
                                                U.S. companies with capitalizations of less than
                                                $5 billion at time of purchase.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE GUARANTEE PERIOD ACCOUNTS (GPAs)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       22

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                IF YOUR GPA RATE IS:                          THE MVA IS:

         Less than the new GPA rate + 0.10%                    Negative

         Equal to the new GPA rate + 0.10%                         Zero

         Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:


- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%.
Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(        1 + i       )(TO THE POWER OF n/12) - 1] = MVA
                                ------------------
                                   1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the
             remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period
             (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1): o the optional Guaranteed Minimum Income Benefit Rider(2);
-  the optional 8% Performance Credit Rider(2);
- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);
-  how you want to make purchase payments;
-  the date you want to start receiving annuity payouts (the retirement date);
   and
-  a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.

(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NON QUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT:
   $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

MINIMUM ADDITIONAL PURCHASE PAYMENTS:
   $50 for SIPs.
   $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):
   $1,000,000 for issue ages up to 85.
   $100,000 for issue ages 86 to 90.

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP
Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

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GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


We calculate the fee as follows: 0.35% X (CV + ST - FAV)

      CV = contract value on the contract anniversary.

      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.


EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

   Contract value on the contract anniversary:                                  $  73,250.00
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                             +15,000.00
   minus the value of the one-year fixed account on the contract anniversary:     -15,250.00
                                                                                ------------
                                                                                $  73,000.00
   The GMIB fee charged to you: 0.35% X $73,000 =                               $     255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


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3. Next, we withdraw purchase payments we received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments that are all within the withdrawal charge period shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


   NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

               PPW =      ACV        X  PPNPW
                        --------
                        (CV - CE)

   If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                      YEARS FROM PURCHASE                  WITHDRAWAL CHARGE
                        PAYMENT RECEIPT                        PERCENTAGE
                             1                                     7%
                             2                                     7
                             3                                     6
                             4                                     6
                             5                                     5
                             6                                     4
                             7                                     2
                             Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE


Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:

     -- $10,000 July 1, 2003;
     -- $8,000 Dec. 31, 2008;
     -- $6,000 Feb. 20, 2011; and
- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and
-  The prior anniversary July 1, 2013 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
      $   0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0             $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
        400             $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
        360             $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
      ----
      $760


WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
-  death benefits;
- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and
- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

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VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;
-  plus any contract value credits allocated to the fixed accounts;
-  plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the GMIB fee (if applicable); and
-  minus any prorated portion of the PCR fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the PCR fee, or the GMIB fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;
-  any contract value credits allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  a prorated portion of the contract administrative charge;
-  a prorated portion of the GMIB fee (if applicable); and/or
-  a prorated portion of the PCR fee (if applicable).

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS

You are eligible to receive a contract value credit if you select death benefit Option A. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

     ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP DIVIDED BY TPP))

           CV = contract value at the time of the calculation.
          EPP = eligible purchase payments at the time of the calculation. TPP = total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.


EXAMPLE

- You purchase a contract on Jan. 1, 2003 with a payment of $100,000 and you select death benefit Option A -- Return of purchase payment.

-  You make an additional payment on Jan. 1, 2007 of $60,000.

- Your contract value on Jan. 1, 2011 grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on Jan. 1, 2011 is the original $100,000 payment; the additional $60,000 payment made on Jan. 1, 2007 is still subject to a withdrawal charge. We calculate the contract value credit as follows:

          0.50% X ($250,000 X ($100,000 DIVIDED BY $160,000) = $781.25

   After application of the contract value credit, your contract value on Jan. 1, 2011 would be $250,781.25.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...   ---->     Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the
per unit market price is high.    ---->     Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                           IF YOUR NET CONTRACT VALUE(1) IS...      WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                                     $10,000-$49,999                              Tier 1 DCA account
                                     $50,000 or more                              Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


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

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       34

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       35

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS
Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:      $100 monthly
                               $250 quarterly, semiannually or annually
3 BY PHONE
Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
   Transfers or withdrawals:     $500 or entire account balance

MAXIMUM AMOUNT
   Transfers:                    Contract value or entire account balance
   Withdrawals:                  $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       36

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       37

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

-  Return of Purchase Payments (ROP) Death Benefit;
-  Maximum Anniversary Value (MAV) Death Benefit; and
-  Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.


There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.


   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT  =  PW X DB
                                                                     -------
                                                                        CV


      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.
-  On Jan. 1, 2004 you make an additional purchase payment of $5,000.
- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
-  On March 1, 2005 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2005 as follows:



         Contract value at death:                                                $   23,000
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
                Total purchase payments:                                         $25,000.00
                minus adjusted partial withdrawals calculated as:
                1,500 X 25,000  =                                                 -1,704.54
                --------------                                                   ----------
                     22,000
         for a death benefit of:                                                 $23,295.45
                                                                                 ==========
      The ROP death benefit, calculated as the greatest of these two values:     $23,295.45


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDBdeath benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.
- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2004 as follows:



         Contract value at death:                                                $20,500.00
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                             $20,000.00
            minus adjusted partial withdrawals, calculated as:
            $1,500 X $20,000  =                                                   -1,363.64
            ----------------                                                     ----------
              $22,000
         for a death benefit of:                                                 $18,636.36
                                                                                 ==========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
            MAV on the prior anniversary:                                        $29,000.00
            plus purchase payments made since the prior anniversary:                  +0.00
            minus adjusted partial withdrawals, calculated as:

            $1,500 X $29,000  =                                                   -1,977.27
            ----------------                                                     ----------
              $22,000
         for a death benefit of:                                                 $27,022.73
                                                                                 ==========

   The MAV death benefit, calculated as the greatest of these
   three  values, which is the MAV:                                              $27,022.73


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                 ---------
                                                                     SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.
- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2004 is calculated as follows:



         Contract value at death:                                                $22,800.00
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                             $25,000.00
            minus adjusted partial withdrawals, calculated as:
            $1,500 X $25,000  =                                                   -1,543.21
            ----------------                                                     ----------
                $24,300
         for a death benefit of:                                                 $23,456.79
                                                                                 ==========
         The 5% rising floor:
            The variable account floor on Jan. 1, 2004,
            calculated as: 1.05 X $20,000 =                                      $21,000.00
            plus amounts allocated to the subaccounts since that anniversary:         +0.00
            minus the 5% rising floor adjusted partial withdrawal
            from the subaccounts, calculated as:
            $1,500 X $21,000  =                                                  -$1,657.89
            ----------------                                                     ----------
                $19,000
            variable account floor benefit:                                      $19,342.11
            plus the one-year fixed account value:                                +5,300.00
                                                                                 ----------
         5% rising floor (value of the GPAs, the one-year fixed account
         and the variable account floor):                                        $24,642.11
                                                                                 ==========
      The EDB death benefit, calculated as the greatest of these
      three values, which is the 5% rising floor:                                $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       41

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB rider (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:


-  you must hold the GMIB for seven years,


- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,


-  you can only exercise the GMIB within 30 days after a contract anniversary,

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and


-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
-  the annuitant on the retirement date must be between 50 and 86 years old.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity -- no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity -- no refund
-  you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                                P SUB(t-1) (1 + i)  = P SUB (t)
                                ------------------
                                       1.05

     P SUB (t-1)  =  prior annuity payout
     P SUB (t)    =  current annuity payout
     i            =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the 6% rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-  the initial purchase payments allocated to the subaccounts increased by 6%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.


Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.
- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

     PMT = each purchase payment made in the five years before you exercise the
           GMIB.
     CVG = current contract value at the time you exercise the GMIB.
     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                                PMT X (1.06)(TO THE POWER OF CY)

     CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

-  You may terminate the rider within 30 days after the first rider anniversary.
-  You may terminate the rider any time after the seventh rider anniversary.
-  The rider will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE      PURCHASE PAYMENTS    6% RISING FLOOR      BENEFIT BASE
  1                                                 $107,000             $100,000            $106,000
  2                                                  125,000              100,000             112,360
  3                                                  132,000              100,000             119,102
  4                                                  150,000              100,000             126,248
  5                                                   85,000              100,000             133,823
  6                                                  120,000              100,000             141,852
  7                                                  138,000              100,000             150,363             $150,363
  8                                                  152,000              100,000             159,388              159,388
  9                                                  139,000              100,000             168,948              168,948
 10                                                  126,000              100,000             179,085              179,085
 11                                                  138,000              100,000             189,830              189,830
 12                                                  147,000              100,000             201,220              201,220
 13                                                  215,000              100,000             213,293              215,000
 14                                                  234,000              100,000             226,090              234,000
 15                                                  240,000              100,000             239,655              240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                  PLAN A -             PLAN B -      PLAN D - JOINT AND
ANNIVERSARY                                GMIB                        LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                            BENEFIT BASE                       NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
10                                  $ 179,085 (6% Rising Floor)           $   875.73          $   852.44           $   693.06
15                                    240,000 (Contract Value)              1,351.20            1,291.20             1,036.80


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                     PLAN A -             PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                                GMIB           LIFE ANNUITY--     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                            BENEFIT BASE          NO REFUND       TEN YEARS CERTAIN     ANNUITY-- NO REFUND
10                                      $126,000            $   651.42          $   635.04              $   520.38
15                                       240,000              1,420.80            1,353.60                1,099.20



In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                   CV
      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             3% X (PP - PCRPW - PP5)


            PP = total purchase payments and purchase payment credits.

         PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.
           PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract.
We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
-  The PCR will terminate on the date:
   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.


EXAMPLE

-  You purchase the contract with a payment of $104,000 on Jan. 1, 2003.

-  There are no additional purchase payments and no partial withdrawals.

-  On Jan. 1, 2010, the contract value is $150,000.
- We determine the target value on Jan. 1, 2010 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 X (1.08)(TO THE POWER OF 7) = $104,000 X 1.71382 = $178,237.72.

   Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.03 X $104,000 = $3,120.


   After application of the PCR credit, your total contract value on Jan. 1, 2010 would be $153,120.

-  On Jan. 1, 2013, the contract value is $220,000.
- We determine the target value on Jan. 1, 2013 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 X (1.08)(TO THE POWER OF 10) = $104,000 X 2.158924 = $224,528.20.

   Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.05 X $104,000 = $5,200.


   After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2013 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2020.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

CONTRACT VALUE CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or the life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;

-    the payout is a minimum distribution required under the Code;
-    the payout is made on account of an eligible hardship; or
-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to a mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;
-    combine any two or more subaccounts;
-    make additional subaccounts investing in additional funds;
-    transfer assets to and from the subaccounts or the variable account; and
-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                             2002            2001            2000           1999           1998
----------------------------------------------------------------------------------------------------------------
Net investment income               $    292,067    $    271,718    $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                 3         (89,920)            469          6,565         (4,788)
Other                                     18,906          16,245          12,248          8,338          7,662
TOTAL REVENUES                      $    310,976    $    198,043    $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES   $    (52,177)   $    (63,936)   $     28,452   $     50,662   $     36,421
NET (LOSS) INCOME                   $    (33,690)   $    (41,728)   $     24,365   $     33,987   $     22,026
TOTAL ASSETS                        $  8,026,730    $  5,275,681    $  4,652,221   $  4,603,343   $  4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.




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


The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.




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The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Signature Variable Annuity(R) as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Performance Information                                                 p.  3
   Calculating Annuity Payouts                                             p. 13
   Rating Agencies                                                         p. 14
   Principal Underwriter                                                   p. 14
   Independent Auditors                                                    p. 14
   Financial Statements


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED  PARTIAL WITHDRAWAL


STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

     RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                      PW X RP
  RPA ADJUSTED PARTIAL WITHDRAWALS  = -------
                                        CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      CV = the contract value on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

     For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

     EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

     EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  X  EPA
                                          --------     ---
                                             CV        RPA

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      CV = the contract value on the date of (but prior to) the partial withdrawal.
     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.

-  On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.
-  On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                                  TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2003                                               $ 100,000                                  $ 100,000

Jan. 1, 2004                                                 100,000                                    110,000

Jan. 1, 2005                                                 100,000                                    115,000

Jan. 1, 2006                                                 100,000                                    120,000

Jan. 1, 2007                                                 100,000                                    115,000

Jan. 1, 2008                                                 100,000                                    120,000

Jan. 1, 2009                                                 200,000                                    225,000

Jan. 1, 2010                                                 200,000                                    230,000

Jan. 1, 2011                                                 200,000                                    235,000

Jan. 1, 2012                                                 200,000                                    230,000

Jan. 1, 2013                                                 200,000                                    235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  =  $8,333
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667  =  $8,156
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2006:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  X  $100,000   =  $8,333
                                                                        ------------------     --------
      AND the five-year exclusion period minus the EPA adjusted              $120,000         $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,667  X    $ 91,667   =  $1,866
                                                                        -----------------     -----------
      AND the five-year exclusion period minus the EPA                       $235,000         $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.


      PCRPW amount = $8,333 + $1,866 = $10,199




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  43444 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474`
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p.13
Rating Agencies                                                             p.14
Principal Underwriter                                                       p.14
Independent Auditors                                                        p.14
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000

                T = average annual total return

                n = number of years

              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002


                                                                                      PERFORMANCE OF
                                                                                      THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (28.75%)        --%       (21.48%)
ESI           Bond Fund (2/95; 10/81)                                             (2.89)       1.56          5.21
ECR           Capital Resource Fund (2/95; 10/81)                                (28.17)      (6.71)         1.71
EMS           Cash Management Fund (2/95; 10/81)                                  (6.90)       1.33          2.61
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (25.42)         --        (10.00)
EIA           Extra Income Fund (8/99; 5/96)                                     (13.90)         --         (6.47)
EVF           Federal Income Fund (5/00; 9/99)                                    (2.63)         --          3.36
EVG           Growth Fund (5/00; 9/99)                                           (31.91)         --        (32.91)
EMG           Managed Fund (2/95; 4/86)                                          (19.82)      (2.45)         5.06
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (28.04)      (2.57)        (1.56)
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (23.61)         --        (12.55)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (30.31)         --        (13.52)
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.55)         --         (2.84)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (35.72)      (4.80)        (4.00)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (36.25)         --        (18.81)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (46.31)         --        (22.72)
EHG           AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (9/99; 9/92)(4)                      (1.05)         --          4.33
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (20.99)         --          0.11

                                                                                                PERFORMANCE
                                                                                                OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (28.75%)        --%           --%      (15.09%)
ESI           Bond Fund (2/95; 10/81)                                             (2.89)       1.56          5.06         8.11
ECR           Capital Resource Fund (2/95; 10/81)                                (28.17)      (6.71)         1.90         8.21
EMS           Cash Management Fund (2/95; 10/81)                                  (6.90)       1.33          2.38         4.24
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (25.42)         --            --        (7.80)
EIA           Extra Income Fund (8/99; 5/96)                                     (13.90)      (4.65)           --        (0.87)
EVF           Federal Income Fund (5/00; 9/99)                                    (2.63)         --            --         2.80
EVG           Growth Fund (5/00; 9/99)                                           (31.91)         --            --       (22.06)
EMG           Managed Fund (2/95; 4/86)                                          (19.82)      (2.45)         4.61         6.67
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (28.04)      (2.57)           --         2.99
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (23.61)         --            --        (6.01)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (30.31)      (4.86)           --         5.42
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.55)         --            --        (3.95)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (35.72)      (4.80)           --         5.90
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (36.25)      (4.06)         7.31         8.17
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (46.31)      (3.05)           --        (0.04)
EHG           AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (9/99; 9/92)(4)                      (1.05)       3.47          4.65         4.35
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99;                 (20.99)         --            --        10.32


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                      PERFORMANCE OF
                                                                                      THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (34.84%)        --%      (10.52%)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (23.28)         --       (10.36)
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (17.04)         --         9.46
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (26.62)         --       (15.99)
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                 (6.07)         --         8.23
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (18.80)         --         0.75
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)            --          --       (21.97)(b)
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (30.28)         --       (13.46)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.05)         --       (13.38)
JIF           International Equity Fund (9/99; 1/98)                             (24.78)         --       (14.55)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (45.50)         --       (42.38)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (32.47)         --       (28.26)
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (31.59)         --       (28.79)
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (33.76)         --       (37.68)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (30.55)         --       (15.61)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (22.87)         --        (9.66)
ERI           International Equity Portfolio (9/99; 9/98)                        (17.79)         --       (14.47)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (36.98)         --        (4.32)
ERS           Research Series - Initial Class (9/99; 7/95)                       (30.47)         --       (14.62)
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (28.84)         --       (11.14)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (25.38)         --        (3.23)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (24.17)         --        (9.53)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (20.47)         --       (17.24)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (19.77)         --        11.10
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (20.63)         --        10.30
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (17.80)         --         6.88

                                                                                             PERFORMANCE
                                                                                             OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (34.84%)        --%          --%      (10.87%)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (23.28)      (2.29)          --         2.49
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (17.04)         --           --        12.68
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (26.62)      (6.61)        2.79         2.28
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                 (6.07)      (0.30)        8.11         7.69
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (18.80)       1.21           --         4.45
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)        (24.99)      (4.75)        5.87         4.75
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (30.28)         --           --        (5.86)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.05)         --           --        (5.09)
JIF           International Equity Fund (9/99; 1/98)                             (24.78)         --           --        (5.41)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (45.50)         --           --       (40.21)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (32.47)      (4.47)          --         4.27
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (31.59)      (2.63)          --         6.29
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (33.76)      (4.94)          --         5.10
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (30.55)      (5.55)          --         5.51
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (22.87)         --           --        (4.24)
ERI           International Equity Portfolio (9/99; 9/98)                        (17.79)         --           --        (6.79)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (36.98)         --           --        (0.17)
ERS           Research Series - Initial Class (9/99; 7/95)                       (30.47)      (5.44)          --         2.86
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (28.84)      (3.29)          --         7.31
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (25.38)      (3.51)        6.52         8.34
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (24.17)      (0.40)          --         2.04
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (20.47)      (5.03)          --        (4.40)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (19.77)       9.64           --        11.53
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (20.63)       7.69           --         9.45
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (17.80)         --           --        10.77


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                   PERFORMANCE OF
                                                                                   THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (20.65%)        --%      (10.89%)
EUC           U.S. Smaller Companies (9/99; 5/95)                                (23.38)         --        (0.76)

                                                                                             PERFORMANCE
                                                                                             OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (20.65%)      2.47%          --%       9.26%
EUC           U.S. Smaller Companies (9/99; 5/95)                                (23.38)       0.19           --       10.98

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (24.14%)        --%      (19.87%)
ESI           Bond Fund (2/95; 10/81)                                              3.66        3.66         5.21
ECR           Capital Resource Fund (2/95; 10/81)                                (23.52)     (23.52)        1.71
EMS           Cash Management Fund (2/95; 10/81)                                  (0.64)      (0.64)        2.61
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (20.56)         --        (8.16)
EIA           Extra Income Fund (8/99; 5/96)                                      (8.17)         --        (4.90)
EVF           Federal Income Fund (5/00; 9/99)                                     3.95          --         5.45
EVG           Growth Fund (5/00; 9/99)                                           (27.53)         --       (31.53)
EMG           Managed Fund (2/95; 4/86)                                          (14.53)     (14.53)        5.06
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (23.38)     (23.38)       (0.87)
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (18.61)         --       (10.76)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (25.81)         --       (12.08)
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.85)         --        (1.18)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (31.63)     (31.63)       (3.32)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (32.21)         --       (17.42)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (43.02)         --       (21.38)
EHG           AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (9/99; 9/92)(4)                       5.65          --         5.96
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (15.79)         --         1.82
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (30.69)         --        (8.98)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (18.25)         --        (8.81)
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (11.55)         --        10.92
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (21.85)         --       (14.55)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (24.14%)        --%          --%      (13.63%)
ESI           Bond Fund (2/95; 10/81)                                              3.66        2.48         5.06         8.11
ECR           Capital Resource Fund (2/95; 10/81)                                (23.52)      (5.88)        1.90         8.21
EMS           Cash Management Fund (2/95; 10/81)                                  (0.64)       2.26         2.38         4.24
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (20.56)         --           --        (6.22)
EIA           Extra Income Fund (8/99; 5/96)                                      (8.17)      (3.77)          --        (0.60)
EVF           Federal Income Fund (5/00; 9/99)                                     3.95          --           --         4.47
EVG           Growth Fund (5/00; 9/99)                                           (27.53)         --           --       (20.73)
EMG           Managed Fund (2/95; 4/86)                                          (14.53)      (1.57)        4.61         6.67
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (23.38)      (1.70)          --         3.24
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (18.61)         --           --        (4.40)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (25.81)      (4.02)          --         5.42
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.85)         --           --        (3.03)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (31.63)      (3.96)          --         5.90
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (32.21)      (3.22)        7.31         8.17
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (43.02)      (2.23)          --         0.20
EHG           AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (9/99; 9/92)(4)                       5.65        4.33         4.65         4.35
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (15.79)         --           --        11.16
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (30.69)         --           --        (9.35)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (18.25)      (1.41)          --         2.78
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (11.55)         --           --        13.54
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (21.85)      (5.78)        2.79         2.28


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                  0.25%         --%        9.74%
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (13.44)         --         2.47
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)            --          --       (16.85)(b)
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (25.79)         --       (11.97)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.38)         --       (11.88)
JIF           International Equity Fund (9/99; 1/98)                             (19.87)         --       (13.08)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (42.16)         --       (41.21)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (28.14)         --       (26.80)
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (27.19)         --       (27.34)
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (29.52)         --       (36.40)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (26.08)         --       (14.15)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (17.82)         --        (8.10)
ERI           International Equity Portfolio (9/99; 9/98)                        (12.35)         --       (13.00)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (32.99)         --        (2.69)
ERS           Research Series - Initial Class (9/99; 7/95)                       (25.99)         --       (13.15)
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (24.23)         --        (9.61)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (20.52)         --        (2.17)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (19.22)         --        (7.97)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (15.24)         --       (15.81)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (14.49)         --        12.52
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (15.41)         --        11.74
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (12.37)         --         8.86
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (15.43)         --        (9.36)
EUC           U.S. Smaller Companies (9/99; 5/95)                                (18.37)         --         0.95

                                                                                             PERFORMANCE
                                                                                             OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                  0.25%       0.62%        8.11%        7.69%
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (13.44)       2.13           --         4.71
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)        (20.10)      (3.89)        5.87         4.75
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (25.79)         --           --        (4.95)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.38)         --           --        (4.21)
JIF           International Equity Fund (9/99; 1/98)                             (19.87)         --           --        (4.55)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (42.16)         --           --       (39.16)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (28.14)      (3.63)          --         4.27
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (27.19)      (1.77)          --         6.29
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (29.52)      (4.11)          --         5.10
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (26.08)      (4.71)          --         5.51
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (17.82)         --           --        (3.34)
ERI           International Equity Portfolio (9/99; 9/98)                        (12.35)         --           --        (5.78)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (32.99)         --           --         0.78
ERS           Research Series - Initial Class (9/99; 7/95)                       (25.99)      (4.60)          --         2.86
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (24.23)      (2.43)          --         7.31
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (20.52)      (2.65)        6.52         8.34
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (19.22)       0.50           --         2.64
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (15.24)      (4.17)          --        (3.82)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (14.49)      10.32           --        11.72
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (15.41)       8.43           --         9.66
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (12.37)         --           --        12.20
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (15.43)       3.36           --         9.26
EUC           U.S. Smaller Companies (9/99; 5/95)                                (18.37)       1.09           --        10.98


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and a 0.35% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (28.43%)        --%      (21.14%)
ESI           Bond Fund (2/95; 10/81)                                             (2.57)       1.92         5.56
ECR           Capital Resource Fund (2/95; 10/81)                                (27.84)      (6.36)        2.06
EMS           Cash Management Fund (2/95; 10/81)                                  (6.57)       1.69         2.96
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (25.09)         --        (9.66)
EIA           Extra Income Fund (8/99; 5/96)                                     (13.57)         --        (6.12)
EVF           Federal Income Fund (5/00; 9/99)                                    (2.30)         --         3.72
EVG           Growth Fund (5/00; 9/99)                                           (31.58)         --       (32.56)
EMG           Managed Fund (2/95; 4/86)                                          (19.49)      (2.11)        5.41
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (27.72)      (2.23)       (1.22)
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (23.29)         --       (12.20)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (29.98)         --       (13.18)
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.23)         --        (2.50)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (35.39)      (4.45)       (3.65)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (35.93)         --       (18.46)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (45.98)         --       (22.37)
EHG           AllianceBernstein U.S. Government/High
              Grade Securities Portfolio (Class B) (9/99; 9/92)(4)                (0.72)         --         4.69
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (20.66)         --         0.46
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (34.52)         --       (10.17)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (22.95)         --       (10.01)
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (16.72)         --         9.82
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (26.30)         --       (15.65)
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                 (5.74)         --         8.59
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (18.47)         --         1.09
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)            --          --       (21.65)(b)
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (29.96)         --       (13.12)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.72)         --       (13.03)
JIF           International Equity Fund (9/99; 1/98)                             (24.46)         --       (14.20)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (28.43%)        --%          --%      (14.74%)
ESI           Bond Fund (2/95; 10/81)                                             (2.57)       1.92         5.41         8.46
ECR           Capital Resource Fund (2/95; 10/81)                                (27.84)      (6.36)        2.25         8.56
EMS           Cash Management Fund (2/95; 10/81)                                  (6.57)       1.69         2.73         4.59
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (25.09)         --           --        (7.45)
EIA           Extra Income Fund (8/99; 5/96)                                     (13.57)      (4.30)          --        (0.52)
EVF           Federal Income Fund (5/00; 9/99)                                    (2.30)         --           --         3.16
EVG           Growth Fund (5/00; 9/99)                                           (31.58)         --           --       (21.71)
EMG           Managed Fund (2/95; 4/86)                                          (19.49)      (2.11)        4.96         7.02
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (27.72)      (2.23)          --         3.35
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (23.29)         --           --        (5.67)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (29.98)      (4.51)          --         5.77
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.23)         --           --        (3.60)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (35.39)      (4.45)          --         6.25
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (35.93)      (3.71)        7.66         8.52
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (45.98)      (2.71)          --         0.30
EHG           AllianceBernstein U.S. Government/High
              Grade Securities Portfolio (Class B) (9/99; 9/92)(4)                (0.72)       3.84         5.00         4.70
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (20.66)         --           --        10.68
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (34.52)         --           --       (10.52)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (22.95)      (1.95)          --         2.85
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (16.72)         --           --        13.04
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (26.30)      (6.27)        3.14         2.63
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                 (5.74)       0.05         8.46         8.04
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (18.47)       1.55           --         4.80
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)        (24.66)      (4.40)        6.22         5.10
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (29.96)         --           --        (5.51)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.72)         --           --        (4.74)
JIF           International Equity Fund (9/99; 1/98)                             (24.46)         --           --        (5.06)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (45.18%)        --%      (42.03%)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (32.15)         --       (27.91)
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (31.26)         --       (28.45)
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (33.43)         --       (37.34)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
               Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (30.22)         --       (15.26)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (22.55)         --        (9.31)
ERI           International Equity Portfolio (9/99; 9/98)                        (17.46)         --       (14.12)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (36.65)         --        (3.98)
ERS           Research Series - Initial Class (9/99; 7/95)                       (30.15)         --       (14.28)
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (28.51)         --       (10.80)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (25.05)         --        (2.88)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (23.84)         --        (9.19)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (20.14)         --       (16.89)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (19.45)         --        11.46
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (20.31)         --        10.66
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (17.48)         --         7.24
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (20.33)         --       (10.55)
EUC           U.S. Smaller Companies (9/99; 5/95)                                (23.06)         --        (0.42)

                                                                                             PERFORMANCE
                                                                                             OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (45.18%)       --%           --%      (39.86%)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (32.15)      (4.13)          --         4.62
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (31.26)      (2.29)          --         6.64
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (33.43)      (4.60)          --         5.45
              (previously Janus Aspen Series Aggressive Growth Portfolio:
               Service Shares)
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (30.22)      (5.20)          --         5.86
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (22.55)         --           --        (3.89)
ERI           International Equity Portfolio (9/99; 9/98)                        (17.46)         --           --        (6.44)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (36.65)         --           --         0.17
ERS           Research Series - Initial Class (9/99; 7/95)                       (30.15)      (5.09)          --         3.21
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (28.51)      (2.94)          --         7.66
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (25.05)      (3.17)        6.87         8.69
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (23.84)      (0.05)          --         2.40
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (20.14)      (4.69)          --        (4.05)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (19.45)      10.00           --        11.88
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (20.31)       8.05           --         9.80
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (17.48)         --           --        11.13
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (20.33)       2.83           --         9.61
EUC           U.S. Smaller Companies (9/99; 5/95)                                (23.06)       0.54           --        11.33


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (23.79%)        --%      (19.52%)
ESI           Bond Fund (2/95; 10/81)                                              4.01        2.83         5.56
ECR           Capital Resource Fund (2/95; 10/81)                                (23.17)      (5.53)        2.06
EMS           Cash Management Fund (2/95; 10/81)                                  (0.29)       2.61         2.96
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (20.21)         --        (7.81)
EIA           Extra Income Fund (8/99; 5/96)                                      (7.82)         --        (4.55)
EVF           Federal Income Fund (5/00; 9/99)                                     4.30          --         5.80
EVG           Growth Fund (5/00; 9/99)                                           (27.18)         --       (31.18)
EMG           Managed Fund (2/95; 4/86)                                          (14.18)      (1.22)        5.41
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (23.03)      (1.35)       (0.52)
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (18.26)         --       (10.41)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (25.46)         --       (11.73)
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.50)         --        (0.83)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (31.28)      (3.61)       (2.97)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (31.86)         --       (17.07)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (42.67)         --       (21.03)
EHG           AllianceBernstein U.S. Government/High
              Grade Securities Portfolio (Class B) (9/99; 9/92)(4)                 6.00          --         6.31
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (15.44)         --         2.17
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (30.34)         --        (8.63)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (17.90)         --        (8.46)
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (11.20)         --        11.27
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (21.50)         --       (14.20)
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                  0.60          --        10.09
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (13.09)         --         2.82
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)            --          --       (16.50)(b)
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (25.44)         --       (11.62)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.03)         --       (11.53)
JIF           International Equity Fund (9/99; 1/98)                             (19.52)         --       (12.73)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (41.81)         --       (40.86)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (27.79)         --       (26.45)
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (26.84)         --       (26.99)
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (29.17)         --       (36.05)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
               Service Shares)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
EVB           Blue Chip Advantage Fund (5/00; 9/99)(1)                           (23.79%)        --%          --%      (13.28%)
ESI           Bond Fund (2/95; 10/81)                                              4.01        2.83         5.41         8.46
ECR           Capital Resource Fund (2/95; 10/81)                                (23.17)      (5.53)        2.25         8.56
EMS           Cash Management Fund (2/95; 10/81)                                  (0.29)       2.61         2.73         4.59
EVD           Diversified Equity Income Fund (5/00; 9/99)                        (20.21)         --           --        (5.87)
EIA           Extra Income Fund (8/99; 5/96)                                      (7.82)      (3.42)          --        (0.25)
EVF           Federal Income Fund (5/00; 9/99)                                     4.30          --           --         4.82
EVG           Growth Fund (5/00; 9/99)                                           (27.18)         --           --       (20.38)
EMG           Managed Fund (2/95; 4/86)                                          (14.18)      (1.22)        4.96         7.02
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (23.03)      (1.35)          --         3.59
EVS           Small Cap Advantage Fund (5/00; 9/99)                              (18.26)         --           --        (4.05)
            AIM V.I.
ECA           Capital Appreciation Fund, Series I Shares (8/99; 5/93)            (25.46)      (3.67)          --         5.77
ECD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.50)         --           --        (2.68)
EVA           Premier Equity Fund, Series I Shares (10/97; 5/93)                 (31.28)      (3.61)          --         6.25
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
EPP           AllianceBernstein Premier Growth Portfolio
              (Class B) (9/99; 6/92)(2)                                          (31.86)      (2.87)        7.66         8.52
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(3)                                          (42.67)      (1.88)          --         0.55
EHG           AllianceBernstein U.S. Government/High
              Grade Securities Portfolio (Class B) (9/99; 9/92)(4)                 6.00        4.68         5.00         4.70
            BARON CAPITAL FUNDS TRUST
EAS           Baron Capital Asset Fund - Insurance Shares (9/99; 10/98)          (15.44)         --           --        11.51
            CREDIT SUISSE TRUST -
EEG           Emerging Growth Portfolio (9/99; 9/99)                             (30.34)         --           --        (9.00)
            FIDELITY(R) VIP
EFG           Growth & Income Portfolio Service Class (9/99; 12/96)(5)           (17.90)      (1.06)          --         3.13
EFM           Mid Cap Portfolio Service Class (9/99; 12/98)(5)                   (11.20)         --           --        13.89
EFO           Overseas Portfolio Service Class (9/99; 1/87)(5)                   (21.50)      (5.43)        3.14         2.63
            FTVIPT
ERE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(6)                  0.60        0.97         8.46         8.04
EMU           Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(6)           (13.09)       2.48           --         5.06
WINT5         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(7)        (19.75)      (3.54)        6.22         5.10
            GOLDMAN SACHS VIT
JCG           Capital Growth Fund (9/99; 4/98)                                   (25.44)         --           --        (4.60)
JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.03)         --           --        (3.86)
JIF           International Equity Fund (9/99; 1/98)                             (19.52)         --           --        (4.20)
            JANUS ASPEN SERIES
EJT           Global Technology Portfolio: Service Shares (5/00; 1/00)(8)        (41.81)         --           --       (38.81)
EJG           Growth Portfolio: Service Shares (5/00; 9/93)(8)                   (27.79)      (3.28)          --         4.62
EJI           International Growth Portfolio: Service Shares (5/00; 5/94)(8)     (26.84)      (1.42)          --         6.64
EJA           Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                  (29.17)      (3.76)          --         5.45
              (previously Janus Aspen Series Aggressive Growth Portfolio:
               Service Shares)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE OF
                                                                                       THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR     5 YEARS     COMMENCEMENT
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (25.73%)        --%      (13.80%)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (17.47)         --        (7.75)
ERI           International Equity Portfolio (9/99; 9/98)                        (12.00)         --       (12.65)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (32.64)         --        (2.34)
ERS           Research Series - Initial Class (9/99; 7/95)                       (25.64)         --       (12.80)
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (23.88)         --        (9.26)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (20.17)         --        (1.82)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (18.87)         --        (7.62)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (14.89)         --       (15.46)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (14.14)         --        12.87
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (15.06)         --        12.09
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (12.02)         --         9.21
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (15.08)         --        (9.01)
EUC           U.S. Smaller Companies (9/99; 5/95)                                (18.02)         --         1.30

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR      5 YEARS    10 YEARS     COMMENCEMENT
            JPMORGAN
EDE           U.S. Large Cap Core Equity Portfolio (9/99; 1/95)                  (25.73%)     (4.36%)         --%        5.86%
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
ERQ           Equity Portfolio (9/99; 3/98)                                      (17.47)         --           --        (2.99)
ERI           International Equity Portfolio (9/99; 9/98)                        (12.00)         --           --        (5.43)
            MFS(R)
END           New Discovery Series - Initial Class (9/99; 5/98)                  (32.64)         --           --         1.13
ERS           Research Series - Initial Class (9/99; 7/95)                       (25.64)      (4.25)          --         3.21
EUT           Utilities Series - Initial Class (9/99; 1/95)                      (23.88)      (2.08)          --         7.66
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(9)                                   (20.17)      (2.30)        6.87         8.69
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (18.87)       0.85           --         2.99
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(10)                                   (14.89)      (3.82)          --        (3.47)
            ROYCE CAPITAL FUND
EMC           Micro-Cap Portfolio (9/99; 12/96)                                  (14.14)      10.67           --        12.07
EPR           Small-Cap Portfolio (9/99; 12/96)                                  (15.06)       8.78           --        10.01
            THIRD AVENUE
ETV           Value Portfolio (5/00; 9/99)                                       (12.02)         --           --        12.55
            WANGER
EIC           International Small Cap (9/99; 5/95)                               (15.08)       3.71           --         9.61
EUC           U.S. Smaller Companies (9/99; 5/95)                                (18.02)       1.44           --        11.33


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.


NOTES TO PERFORMANCE INFORMATION


(1)  (Commencement date of the Subaccount; Commencement of the fund).

(2) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(3) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

(9) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount).

We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                      SIMPLE YIELD    COMPOUND YIELD
EMS             AXP(R) Variable Portfolio - Cash Management Fund      (0.62%)          (0.62%)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                         SIMPLE YIELD
ESI             AXP(R) Variable Portfolio - Bond Fund                     5.20%
EIA             AXP(R) Variable Portfolio - Extra Income Fund             4.99
EVF             AXP(R) Variable Portfolio - Federal Income Fund           2.91


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Signature Variable Annuity(R) (comprised of subaccounts EVB, ESI, ECR, EMS, EVD, EIA, EVF, EVG, EMG, EGD, EVS, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EEG, EFG, EFM, EFO, ERE, EMU, WINT5, JCG, JUS, JIF, EJT, EJG, EJI, EJA, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, ETV, EIC and EUC) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Signature Variable Annuity(R) at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              EVB            ESI            ECR            EMS            EVD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    327,049   $ 11,517,026   $ 10,929,369   $ 10,774,913   $    170,994
                                                           ------------------------------------------------------------------------
    at market value                                        $    226,890   $ 11,099,579   $  6,030,396   $ 10,774,903   $    146,360
Dividends receivable                                                 --         48,837             --          7,328             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --         35,163             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    226,890     11,148,416      6,030,396     10,817,394        146,360
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  248         12,542          6,645         10,387            154
    Administrative charge                                            30          1,505            798          1,246             18
    Contract terminations                                            --          2,945          7,587             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   278         16,992         15,030         11,633            172
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       226,612     11,117,524      6,011,341     10,805,565        146,188
Net assets applicable to contracts in payment period                 --         13,900          4,025            196             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    226,612   $ 11,131,424   $  6,015,366   $ 10,805,761   $    146,188
===================================================================================================================================
Accumulation units outstanding                                  406,216      7,272,250      5,115,617      8,571,906        181,755
===================================================================================================================================
Net asset value per accumulation unit                      $       0.56   $       1.53   $       1.18   $       1.26   $       0.80
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EIA            EVF            EVG            EMG            EGD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,120,825   $    595,731   $    179,215   $ 11,909,007   $  5,769,444
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,048,313   $    604,033   $     98,717   $  8,076,150   $  3,838,918
Dividends receivable                                              7,684          1,034             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            226             --             --         10,328
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,055,997        605,293         98,717      8,076,150      3,849,246
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,036            466             99          8,906          4,191
    Administrative charge                                           245             56             12          1,069            503
    Contract terminations                                           283             --             --          3,209             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,564            522            111         13,184          4,694
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,053,433        604,771         98,606      8,053,290      3,844,552
Net assets applicable to contracts in payment period                 --             --             --          9,676             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,053,433   $    604,771   $     98,606   $  8,062,966   $  3,844,552
===================================================================================================================================
Accumulation units outstanding                                2,402,885        520,201        269,697      5,336,150      3,938,306
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       1.16   $       0.37   $       1.51   $       0.98
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EVS            ECA            ECD            EVA            EPP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     60,716   $  3,782,819   $    784,274   $ 15,710,665   $  2,107,797
                                                           ------------------------------------------------------------------------
    at market value                                        $     51,731   $  2,329,883   $    592,282   $  8,772,257   $  1,237,662
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --          7,559          2,647         15,332          5,097
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     51,731      2,337,442        594,929      8,787,589      1,242,759
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   52          2,452            649          9,764          1,402
    Administrative charge                                             6            294             78          1,171            168
    Contract terminations                                           412          4,813          1,920          4,397          3,527
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   470          7,559          2,647         15,332          5,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        51,261      2,329,883        592,282      8,772,250      1,237,662
Net assets applicable to contracts in payment period                 --             --             --              7             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     51,261   $  2,329,883   $    592,282   $  8,772,257   $  1,237,662
===================================================================================================================================
Accumulation units outstanding                                   68,873      3,287,244        619,573     10,223,387      2,311,533
===================================================================================================================================
Net asset value per accumulation unit                      $       0.74   $       0.71   $       0.96   $       0.86   $       0.54
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  ETC            EHG            EAS            EEG            EFG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,821,739   $  1,813,012   $    617,515   $     80,295   $  1,605,786
                                                           ------------------------------------------------------------------------
    at market value                                        $    631,758   $  1,909,121   $    554,176   $     53,657   $  1,242,736
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            226             --             --            226
Receivable from mutual funds and portfolios
  for share redemptions                                             786          2,335            684             66          1,556
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    632,544      1,911,682        554,860         53,723      1,244,518
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  702          2,085            611             59          1,389
    Administrative charge                                            84            250             73              7            167
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            226             --             --            226
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   786          2,561            684             66          1,782
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       631,758      1,909,121        554,176         53,657      1,242,736
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    631,758   $  1,909,121   $    554,176   $     53,657   $  1,242,736
===================================================================================================================================
Accumulation units outstanding                                1,387,024      1,554,449        517,558         73,182      1,683,610
===================================================================================================================================
Net asset value per accumulation unit                      $       0.46   $       1.23   $       1.07   $       0.73   $       0.74
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EFM            EFO            ERE            EMU           WINT5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,526,198   $    571,672   $    725,247   $  1,160,955   $    270,685
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,307,541   $    340,479   $    727,766   $  1,036,562   $    240,268
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            226             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,123            420          1,072          1,235            336
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,311,664        340,899        728,838      1,038,023        240,604
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,681            375            788          1,103            300
    Administrative charge                                           442             45             95            132             36
    Contract terminations                                            --             --            189             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            226             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,123            420          1,072          1,461            336
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,307,541        340,479        727,766      1,036,562        240,268
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,307,541   $    340,479   $    727,766   $  1,036,562   $    240,268
===================================================================================================================================
Accumulation units outstanding                                2,384,143        567,775        541,851        966,393        286,481
===================================================================================================================================
Net asset value per accumulation unit                      $       1.39   $       0.60   $       1.34   $       1.07   $       0.84
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  JCG            JUS            JIF            EJT            EJG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    479,150   $  1,016,845   $     98,963   $    584,690   $  2,198,011
                                                           ------------------------------------------------------------------------
    at market value                                        $    304,604   $    742,804   $     75,569   $    190,793   $  1,129,506
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          9,478             --             55             --
Receivable from mutual funds and portfolios
  for share redemptions                                             378            953             86            236          1,418
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    304,982        753,235         75,655        191,084      1,130,924
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  337            851             77            211          1,266
    Administrative charge                                            41            102              9             25            152
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          9,478             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   378         10,431             86            236          1,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       304,604        742,804         75,569        190,848      1,129,506
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    304,604   $    742,804   $     75,569   $    190,848   $  1,129,506
===================================================================================================================================
Accumulation units outstanding                                  461,554      1,109,274        112,828        778,896      2,583,015
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.67   $       0.67   $       0.25   $       0.44
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EJI            EJA            EDE            ERQ            ERI
ASSETS
Investments in shares of
 mutual funds and portfolios:
    at cost                                                $    806,779   $  1,174,533   $    646,444   $    102,323   $     64,124
                                                           ------------------------------------------------------------------------
    at market value                                        $    582,471   $    542,238   $    434,417   $     91,812   $     49,750
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            226             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,202          1,873            535            147             63
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    583,673        544,111        435,178         91,959         49,813
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  721            589            478            131             56
    Administrative charge                                            86             71             57             16              7
    Contract terminations                                           395          1,213             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            226             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,202          1,873            761            147             63
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       582,471        542,238        434,417         91,812         49,750
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    582,471   $    542,238   $    434,417   $     91,812   $     49,750
===================================================================================================================================
Accumulation units outstanding                                1,323,058      1,832,575        718,744        122,420         78,917
===================================================================================================================================
Net asset value per accumulation unit                      $       0.44   $       0.30   $       0.60   $       0.75   $       0.63
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  END            ERS            EUT            EPG            EPL
ASSETS
Investments in shares of
 mutual funds and portfolios:
    at cost                                                $  1,754,772   $  1,900,376   $  2,752,440   $  7,299,936   $  1,974,066
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,120,740   $  1,067,670   $  1,593,862   $  5,290,870   $  1,401,442
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             63          4,626
Receivable from mutual funds and portfolios
  for share redemptions                                           1,388          2,456          2,287          6,497          1,680
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,122,128      1,070,126      1,596,149      5,297,430      1,407,748
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,239          1,168          1,737          5,801          1,500
    Administrative charge                                           149            140            208            696            180
    Contract terminations                                            --          1,148            342             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             63          4,626
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,388          2,456          2,287          6,560          6,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,120,740      1,067,670      1,593,862      5,290,870      1,401,442
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,120,740   $  1,067,670   $  1,593,862   $  5,290,870   $  1,401,442
===================================================================================================================================
Accumulation units outstanding                                1,252,285      1,695,343      2,205,403      5,706,345      1,855,909
===================================================================================================================================
Net asset value per accumulation unit                      $       0.89   $       0.63   $       0.72   $       0.93   $       0.76
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPN            EMC            EPR            ETV            EIC
ASSETS
Investments in shares of
 mutual funds and portfolios:
    at cost                                                $    423,361   $    584,670   $  1,164,854   $    750,871   $    710,976
                                                           ------------------------------------------------------------------------
    at market value                                        $    422,249   $    544,033   $    995,724   $    684,628   $    339,430
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            226            226            226            226
Receivable from mutual funds and portfolios
  for share redemptions                                           1,906            649          1,218            830            413
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    424,155        544,908        997,168        685,684        340,069
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,576            579          1,087            741            369
    Administrative charge                                           189             70            131             89             44
    Contract terminations                                           141             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            226            226            226            226
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,906            875          1,444          1,056            639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       422,249        544,033        995,724        684,628        339,430
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    422,249   $    544,033   $    995,724   $    684,628   $    339,430
===================================================================================================================================
Accumulation units outstanding                                  761,667        368,598        712,085        538,892        478,725
===================================================================================================================================
Net asset value per accumulation unit                      $       0.55   $       1.48   $       1.40   $       1.27   $       0.71
===================================================================================================================================

                                                            SEGREGATED
                                                              ASSET
                                                            SUBACCOUNT
                                                           ------------
DECEMBER 31, 2002 (CONTINUED)                                  EUC
ASSETS
Investments in shares of
 mutual funds and portfolios:
    at cost                                                $    376,874
                                                           ------------
    at market value                                        $    329,758
Dividends receivable                                                 --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --
Receivable from mutual funds and portfolios
  for share redemptions                                             404
-----------------------------------------------------------------------
Total assets                                                    330,162
=======================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  361
    Administrative charge                                            43
    Contract terminations                                            --
Payable to mutual funds and portfolios
  for investments purchased                                          --
-----------------------------------------------------------------------
Total liabilities                                                   404
-----------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       329,758
Net assets applicable to contracts in payment period                 --
-----------------------------------------------------------------------
Total net assets                                           $    329,758
=======================================================================
Accumulation units outstanding                                  350,653
=======================================================================
Net asset value per accumulation unit                      $       0.94
=======================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   EVB            ESI            ECR            EMS            EVD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,544   $    625,114   $     39,547   $    132,708   $      2,217
Variable account expenses                                         4,778        173,542        104,422        158,763          1,943
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,234)       451,572        (64,875)       (26,055)           274
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         193,837      4,207,943      1,361,487     37,638,708        106,846
    Cost of investments sold                                    262,094      4,447,902      2,259,706     37,638,984        117,567
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (68,257)      (239,959)      (898,219)          (276)       (10,721)
Distributions from capital gains                                     --             --        657,303             --            444
Net change in unrealized appreciation or
  depreciation of investments                                   (28,669)       248,600     (1,726,935)           277        (26,275)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (96,926)         8,641     (1,967,851)             1        (36,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (99,160)  $    460,213   $ (2,032,726)  $    (26,054)  $    (36,278)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EIA            EVF            EVG            EMG            EGD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    158,653   $      9,986   $         71   $    244,527   $     23,185
Variable account expenses                                        29,540          4,939          1,320        133,037         64,316
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 129,113          5,047         (1,249)       111,490        (41,131)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       6,829,168        169,803          6,923      1,980,257        931,214
    Cost of investments sold                                  7,191,196        166,656         12,203      2,796,602      1,320,486
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (362,028)         3,147         (5,280)      (816,345)      (389,272)
Distributions from capital gains                                     --          2,213             --        875,175          4,843
Net change in unrealized appreciation or
  depreciation of investments                                    20,273          4,812        (24,792)    (1,709,436)      (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (341,755)        10,172        (30,072)    (1,650,606)    (1,219,780)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (212,642)  $     15,219   $    (31,321)  $ (1,539,116)  $ (1,260,911)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EVS            ECA            ECD            EVA            EPP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     35,652   $         --
Variable account expenses                                         1,004         39,657          9,656        156,852         22,130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,004)       (39,657)        (9,656)      (121,200)       (22,130)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          82,403      2,029,319        249,143      2,044,592        531,165
    Cost of investments sold                                     93,009      3,120,691        304,394      3,352,417        865,659
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,606)    (1,091,372)       (55,251)    (1,307,825)      (334,494)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,883)       222,768       (131,517)    (3,065,392)      (303,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (19,489)      (868,604)      (186,768)    (4,373,217)      (637,722)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (20,493)  $   (908,261)  $   (196,424)  $ (4,494,417)  $   (659,852)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ETC            EHG            EAS            EEG            EFG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     48,431   $         --   $         --   $     17,416
Variable account expenses                                        13,523         23,201          9,862          1,234         19,587
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,523)        25,230         (9,862)        (1,234)        (2,171)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         406,937        425,530        529,264         82,507        418,239
    Cost of investments sold                                    919,960        416,625        502,097        105,898        538,161
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (513,023)         8,905         27,167        (23,391)      (119,922)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)        67,291       (130,717)        (8,861)      (171,358)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (565,271)        76,196       (103,550)       (32,252)      (291,280)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (578,794)  $    101,426   $   (113,412)  $    (33,486)  $   (293,451)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EFM            EFO            ERE            EMU          WINT5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     28,038   $      2,587   $     15,778   $      8,848   $      6,485
Variable account expenses                                        45,548          5,358          8,266         12,800          2,957
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (17,510)        (2,771)         7,512         (3,952)         3,528
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,265,280         50,705        152,851        400,698        359,335
    Cost of investments sold                                  1,309,415         78,596        152,982        454,278        418,944
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,135)       (27,891)          (131)       (53,580)       (59,609)
Distributions from capital gains                                     --             --             --         21,939             --
Net change in unrealized appreciation or
  depreciation of investments                                  (322,655)       (63,476)       (18,391)      (117,038)       (30,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (366,790)       (91,367)       (18,522)      (148,679)       (90,026)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (384,300)  $    (94,138)  $    (11,010)  $   (152,631)  $    (86,498)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       JCG            JUS            JIF            EJT            EJG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        650   $      5,058   $        923   $         --   $         --
Variable account expenses                                         5,924         11,783            897          3,623         22,068
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,274)        (6,725)            26         (3,623)       (22,068)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         190,180        387,059         30,060         58,737        460,501
    Cost of investments sold                                    280,327        535,477         37,340        149,913        802,678
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (90,147)      (148,418)        (7,280)       (91,176)      (342,177)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,075)       (72,750)        (5,594)       (57,090)      (165,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (127,222)      (221,168)       (12,874)      (148,266)      (507,656)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (132,496)  $   (227,893)  $    (12,848)  $   (151,889)  $   (529,724)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EJI            EJA            EDE            ERQ            ERI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,061   $         --   $        237   $         47   $         45
Variable account expenses                                        11,594          9,616          6,793          1,450            780
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,533)        (9,616)        (6,556)        (1,403)          (735)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         500,016        176,002         81,921        170,809         10,138
    Cost of investments sold                                    713,985        367,773        118,001        203,143         12,631
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (213,969)      (191,771)       (36,080)       (32,334)        (2,493)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,123)       (62,257)      (105,653)        16,125         (3,899)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (264,092)      (254,028)      (141,733)       (16,209)        (6,392)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (270,625)  $   (263,644)  $   (148,289)  $    (17,612)  $     (7,127)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       END            ERS            EUT            EPG            EPL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      3,514   $     51,104   $     99,273   $     13,244
Variable account expenses                                        20,809         18,198         26,467         86,951         21,240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,809)       (14,684)        24,637         12,322         (7,996)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         608,802        257,286        566,798        992,426        657,182
    Cost of investments sold                                    780,867        416,480        977,464      1,303,751        863,475
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (172,065)      (159,194)      (410,666)      (311,325)      (206,293)
Distributions from capital gains                                     --             --             --         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (426,974)      (224,303)      (219,673)    (1,192,262)      (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (599,039)      (383,497)      (630,339)    (1,466,282)      (308,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (619,848)  $   (398,181)  $   (605,702)  $ (1,453,960)  $   (316,416)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EPN            EMC            EPR            ETV            EIC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,216   $         --   $         --   $      1,448   $         --
Variable account expenses                                        16,480          6,842         13,040         10,977          5,514
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,264)        (6,842)       (13,040)        (9,529)        (5,514)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      25,993,199        340,382        330,902        434,926         62,581
    Cost of investments sold                                 25,876,265        323,659        363,311        450,678        121,136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                116,934         16,723        (32,409)       (15,752)       (58,555)
Distributions from capital gains                                     --         16,289          5,130         12,611             --
Net change in unrealized appreciation or
  depreciation of investments                                   (36,307)      (107,327)      (128,433)      (108,445)         2,887
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   80,627        (74,315)      (155,712)      (111,586)       (55,668)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     68,363   $    (81,157)  $   (168,752)  $   (121,115)  $    (61,182)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENT OF OPERATIONS

                                                            SEGREGATED
                                                              ASSET
                                                            SUBACCOUNT
                                                           ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EUC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --
Variable account expenses                                         4,363
-----------------------------------------------------------------------
Investment income (loss) -- net                                  (4,363)
=======================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         125,420
    Cost of investments sold                                    138,582
-----------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (13,162)
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,272)
-----------------------------------------------------------------------
Net gain (loss) on investments                                  (63,434)
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (67,797)
=======================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   EVB            ESI            ECR            EMS            EVD
OPERATIONS
Investment income (loss) -- net                            $     (2,234)  $    451,572   $    (64,875)  $    (26,055)  $        274
Net realized gain (loss) on sales of investments                (68,257)      (239,959)      (898,219)          (276)       (10,721)
Distributions from capital gains                                     --             --        657,303             --            444
Net change in unrealized appreciation or
  depreciation of investments                                   (28,669)       248,600     (1,726,935)           277        (26,275)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (99,160)       460,213     (2,032,726)       (26,054)       (36,278)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,618        115,240         30,404        853,847          1,215
Net transfers(1)                                                (35,858)      (778,581)      (196,333)     2,798,539         71,783
Annuity payments                                                     --         (1,056)          (415)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (74,461)    (1,595,990)      (912,898)    (3,346,520)       (38,233)
    Death benefits                                               (4,657)      (190,740)       (76,947)       (99,291)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (101,358)    (2,451,127)    (1,156,189)       206,575         34,765
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,130     13,122,338      9,204,281     10,625,240        147,701
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    226,612   $ 11,131,424   $  6,015,366   $ 10,805,761   $    146,188
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          583,875      8,923,249      6,018,616      8,408,678        146,617
Contract purchase payments                                       19,552         77,390         22,795        677,567          1,219
Net transfers(1)                                                (78,170)      (530,376)      (173,273)     2,206,965         74,379
Contract terminations:
    Surrender benefits and contract charges                    (111,136)    (1,069,075)      (695,803)    (2,642,707)       (40,460)
    Death benefits                                               (7,905)      (128,938)       (56,718)       (78,597)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                406,216      7,272,250      5,115,617      8,571,906        181,755
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EIA            EVF            EVG            EMG            EGD
OPERATIONS
Investment income (loss) -- net                            $    129,113   $      5,047   $     (1,249)  $    111,490   $    (41,131)
Net realized gain (loss) on sales of investments               (362,028)         3,147         (5,280)      (816,345)      (389,272)
Distributions from capital gains                                     --          2,213             --        875,175          4,843
Net change in unrealized appreciation or
  depreciation of investments                                    20,273          4,812        (24,792)    (1,709,436)      (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (212,642)        15,219        (31,321)    (1,539,116)    (1,260,911)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       52,713         42,841          8,555         34,509         98,844
Net transfers(1)                                             (1,262,400)       293,093         11,896       (391,031)        19,201
Annuity payments                                                     --             --             --           (805)            --
Contract terminations:
    Surrender benefits and contract charges                    (143,224)       (27,818)        (5,131)    (1,197,090)      (351,159)
    Death benefits                                           (1,429,584)        (7,250)            --       (110,644)       (31,761)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,782,495)       300,866         15,320     (1,665,061)      (264,875)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,048,570        288,686        114,607     11,267,143      5,370,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,053,433   $    604,771   $     98,606   $  8,062,966   $  3,844,552
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,448,890        259,121        228,411      6,403,672      4,236,699
Contract purchase payments                                       58,806         37,471         21,430         22,370         92,519
Net transfers(1)                                             (1,383,268)       254,500         31,893       (260,793)       (43,333)
Contract terminations:
    Surrender benefits and contract charges                    (160,532)       (24,574)       (12,037)      (762,133)      (320,023)
    Death benefits                                           (1,561,011)        (6,317)            --        (66,966)       (27,556)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,402,885        520,201        269,697      5,336,150      3,938,306
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EVS            ECA            ECD            EVA            EPP
OPERATIONS
Investment income (loss) -- net                            $     (1,004)  $    (39,657)  $     (9,656)  $   (121,200)  $    (22,130)
Net realized gain (loss) on sales of investments                (10,606)    (1,091,372)       (55,251)    (1,307,825)      (334,494)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,883)       222,768       (131,517)    (3,065,392)      (303,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (20,493)      (908,261)      (196,424)    (4,494,417)      (659,852)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,020         98,697         15,665        187,503         36,239
Net transfers(1)                                                  2,078       (693,952)       139,226       (571,168)       (44,231)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,621)      (199,015)       (86,039)      (848,859)      (111,299)
    Death benefits                                                   --        (24,557)        (9,767)      (117,677)        (4,348)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,477       (818,827)        59,085     (1,350,201)      (123,639)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  60,277      4,056,971        729,621     14,616,875      2,021,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     51,261   $  2,329,883   $    592,282   $  8,772,257   $  1,237,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,239      4,269,369        591,916     11,706,176      2,573,940
Contract purchase payments                                       26,640        120,479         12,822        151,341         52,747
Net transfers(1)                                                 (7,819)      (822,939)       101,185       (680,064)      (127,654)
Contract terminations:
    Surrender benefits and contract charges                     (16,187)      (246,312)       (77,455)      (833,967)      (179,389)
    Death benefits                                                   --        (33,353)        (8,895)      (120,099)        (8,111)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 68,873      3,287,244        619,573     10,223,387      2,311,533
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ETC            EHG            EAS            EEG            EFG
OPERATIONS
Investment income (loss) -- net                            $    (13,523)  $     25,230   $     (9,862)  $     (1,234)  $     (2,171)
Net realized gain (loss) on sales of investments               (513,023)         8,905         27,167        (23,391)      (119,922)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)        67,291       (130,717)        (8,861)      (171,358)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (578,794)       101,426       (113,412)       (33,486)      (293,451)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,753        137,617         13,941            175        112,732
Net transfers(1)                                               (260,288)       350,000        (91,537)       (38,969)        53,945
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (83,605)      (147,133)       (36,063)        (5,314)      (106,151)
    Death benefits                                              (15,945)       (17,783)            --             --        (32,211)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (344,085)       322,701       (113,659)       (44,108)        28,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,554,637      1,484,994        781,247        131,251      1,507,872
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    631,758   $  1,909,121   $    554,176   $     53,657   $  1,242,736
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,958,182      1,282,314        617,008        124,968      1,677,997
Contract purchase payments                                       26,658        116,741         11,290            178        138,946
Net transfers(1)                                               (432,969)       295,211        (79,899)       (45,795)        40,094
Contract terminations:
    Surrender benefits and contract charges                    (137,960)      (124,515)       (30,841)        (6,169)      (135,271)
    Death benefits                                              (26,887)       (15,302)            --             --        (38,156)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,387,024      1,554,449        517,558         73,182      1,683,610
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EFM            EFO            ERE            EMU          WINT5(2)
OPERATIONS
Investment income (loss) -- net                            $    (17,510)  $     (2,771)  $      7,512   $     (3,952)  $      3,528
Net realized gain (loss) on sales of investments                (44,135)       (27,891)          (131)       (53,580)       (59,609)
Distributions from capital gains                                     --             --             --         21,939             --
Net change in unrealized appreciation or
  depreciation of investments                                  (322,655)       (63,476)       (18,391)      (117,038)       (30,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (384,300)       (94,138)       (11,010)      (152,631)       (86,498)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      179,736         37,862         71,924        220,117          7,718
Net transfers(1)                                                518,176         10,166        285,762        367,398        372,022
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (289,334)       (16,490)       (34,903)       (69,009)       (52,974)
    Death benefits                                              (61,371)          (457)       (17,724)        (3,193)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  347,207         31,081        305,059        515,313        326,766
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,344,634        403,536        433,717        673,880             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,307,541   $    340,479   $    727,766   $  1,036,562   $    240,268
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,142,150        528,603        325,305        546,335             --
Contract purchase payments                                      121,298         35,729         51,754        188,072          7,301
Net transfers(1)                                                351,531         14,276        203,060        292,629        338,342
Contract terminations:
    Surrender benefits and contract charges                    (188,048)       (10,116)       (25,006)       (57,595)       (59,162)
    Death benefits                                              (42,788)          (717)       (13,262)        (3,048)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,384,143        567,775        541,851        966,393        286,481
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       JCG            JUS            JIF            EJT            EJG
OPERATIONS
Investment income (loss) -- net                            $     (5,274)  $     (6,725)  $         26   $     (3,623)  $    (22,068)
Net realized gain (loss) on sales of investments                (90,147)      (148,418)        (7,280)       (91,176)      (342,177)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,075)       (72,750)        (5,594)       (57,090)      (165,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (132,496)      (227,893)       (12,848)      (151,889)      (529,724)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,554         54,459          5,338            498         21,392
Net transfers(1)                                                (58,675)       (27,691)        20,122           (668)      (278,332)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (51,966)       (66,517)        (7,023)       (19,809)      (131,444)
    Death benefits                                               (9,452)       (17,578)            --         (6,650)          (938)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (116,539)       (57,327)        18,437        (26,629)      (389,322)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 553,639      1,028,024         69,980        369,366      2,048,552
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    304,604   $    742,804   $     75,569   $    190,848   $  1,129,506
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          626,229      1,182,703         84,129        878,302      3,384,901
Contract purchase payments                                        4,496         77,712          6,359          1,562         40,577
Net transfers(1)                                                (85,965)       (39,931)        31,088        (12,300)      (592,402)
Contract terminations:
    Surrender benefits and contract charges                     (69,211)       (87,663)        (8,748)       (72,930)      (247,913)
    Death benefits                                              (13,995)       (23,547)            --        (15,738)        (2,148)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                461,554      1,109,274        112,828        778,896      2,583,015
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EJI            EJA            EDE            ERQ            ERI

OPERATIONS
Investment income (loss) -- net                            $     (6,533)  $     (9,616)  $     (6,556)  $     (1,403)  $       (735)
Net realized gain (loss) on sales of investments               (213,969)      (191,771)       (36,080)       (32,334)        (2,493)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,123)       (62,257)      (105,653)        16,125         (3,899)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (270,625)      (263,644)      (148,289)       (17,612)        (7,127)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,933          9,126         32,838             --              8
Net transfers(1)                                               (107,930)       (65,371)        27,975        (39,740)         1,797
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,735)       (47,626)       (32,033)        (3,658)        (3,824)
    Death benefits                                              (16,857)       (16,669)       (15,037)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (180,589)      (120,540)        13,743        (43,398)        (2,019)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,033,685        926,422        568,963        152,822         58,896
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    582,471   $    542,238   $    434,417   $     91,812   $     49,750
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,718,972      2,218,057        699,688        168,271         82,265
Contract purchase payments                                       16,763         28,605         39,694             --             99
Net transfers(1)                                               (246,939)      (211,734)        34,998        (41,531)         2,088
Contract terminations:
    Surrender benefits and contract charges                    (135,460)      (157,209)       (36,874)        (4,320)        (5,535)
    Death benefits                                              (30,278)       (45,144)       (18,762)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,323,058      1,832,575        718,744        122,420         78,917
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        END            ERS            EUT            EPG            EPL
OPERATIONS
Investment income (loss) -- net                            $    (20,809)  $    (14,684)  $     24,637   $     12,322   $     (7,996)
Net realized gain (loss) on sales of investments               (172,065)      (159,194)      (410,666)      (311,325)      (206,293)
Distributions from capital gains                                     --             --             --         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (426,974)      (224,303)      (219,673)    (1,192,262)      (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (619,848)      (398,181)      (605,702)    (1,453,960)      (316,416)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       38,134         70,839         34,780        191,471        147,833
Net transfers(1)                                               (175,264)      (113,817)       (85,887)      (152,377)        62,727
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (108,642)       (59,060)      (148,479)      (517,009)      (107,087)
    Death benefits                                              (12,842)       (17,182)       (20,393)       (66,793)       (37,057)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (258,614)      (119,220)      (219,979)      (544,708)        66,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,999,202      1,585,071      2,419,543      7,289,538      1,651,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,120,740   $  1,067,670   $  1,593,862   $  5,290,870   $  1,401,442
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,506,200      1,872,651      2,549,972      6,280,095      1,775,441
Contract purchase payments                                       36,165         95,254         45,551        177,628        177,170
Net transfers(1)                                               (178,091)      (162,988)      (167,099)      (179,283)        73,923
Contract terminations:
    Surrender benefits and contract charges                     (99,258)       (88,734)      (199,291)      (505,723)      (125,002)
    Death benefits                                              (12,731)       (20,840)       (23,730)       (66,372)       (45,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,252,285      1,695,343      2,205,403      5,706,345      1,855,909
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EPN            EMC            EPR            ETV            EIC
OPERATIONS
Investment income (loss) -- net                            $    (12,264)  $     (6,842)  $    (13,040)  $     (9,529)  $     (5,514)
Net realized gain (loss) on sales of investments                116,934         16,723        (32,409)       (15,752)       (58,555)
Distributions from capital gains                                     --         16,289          5,130         12,611             --
Net change in unrealized appreciation or
  depreciation of investments                                   (36,307)      (107,327)      (128,433)      (108,445)         2,887
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      68,363        (81,157)      (168,752)      (121,115)       (61,182)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,818         90,237         66,473         59,885          3,782
Net transfers(1)                                             (1,952,268)       116,335        353,148         50,870          9,081
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,154)       (35,144)      (148,073)      (109,115)       (41,643)
    Death benefits                                              (16,735)        (4,895)            --             --         (6,923)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,993,339)       166,533        271,548          1,640        (35,703)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,347,225        458,657        892,928        804,103        436,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    422,249   $    544,033   $    995,724   $    684,628   $    339,430
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,606,662        267,069        542,543        557,132        522,870
Contract purchase payments                                        8,958         54,565         39,245         43,226          5,259
Net transfers(1)                                             (2,777,412)        69,815        217,035         22,651         11,567
Contract terminations:
    Surrender benefits and contract charges                     (50,597)       (20,141)       (86,738)       (84,117)       (50,984)
    Death benefits                                              (25,944)        (2,710)            --             --         (9,987)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                761,667        368,598        712,085        538,892        478,725
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENT OF CHANGES IN NET ASSETS


                                                            SEGREGATED
                                                              ASSET
                                                            SUBACCOUNT
                                                           ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EUC
OPERATIONS
Investment income (loss) -- net                            $     (4,363)
Net realized gain (loss) on sales of investments                (13,162)
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,272)
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (67,797)
=======================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,943
Net transfers(1)                                                 86,754
Annuity payments                                                     --
Contract terminations:
    Surrender benefits and contract charges                     (24,932)
    Death benefits                                                   --
-----------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,765
-----------------------------------------------------------------------
Net assets at beginning of year                                 307,790
-----------------------------------------------------------------------
Net assets at end of year                                  $    329,758
=======================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          268,399
Contract purchase payments                                       28,108
Net transfers(1)                                                 78,710
Contract terminations:
    Surrender benefits and contract charges                     (24,564)
    Death benefits                                                   --
-----------------------------------------------------------------------
Units outstanding at end of year                                350,653
=======================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.



See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                    EVB            ESI            ECR            EMS            EVD
OPERATIONS
Investment income (loss) -- net                            $     (2,630)  $    682,185   $   (111,333)  $    220,673   $       (398)
Net realized gain (loss) on sales of investments                (21,951)      (129,959)      (395,515)        (1,096)         7,848
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (54,014)       249,511     (1,830,120)           605          1,338
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (78,595)       801,737     (2,336,968)       220,182          8,788
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      142,385        392,694        171,541      2,036,753         23,035
Net transfers(1)                                                164,455        135,621        555,934      5,157,424        211,629
Annuity payments                                                     --         (1,075)          (554)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,581)    (1,253,230)    (1,129,608)    (2,250,927)      (112,243)
    Death benefits                                              (24,325)      (110,742)       (97,722)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  251,934       (836,732)      (500,409)     4,943,250        122,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 253,791     13,157,333     12,041,658      5,461,808         16,492
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    427,130   $ 13,122,338   $  9,204,281   $ 10,625,240   $    147,701
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          285,676      9,498,099      6,357,512      4,421,199         16,486
Contract purchase payments                                      171,349        276,188         99,265      1,634,378         24,040
Net transfers(1)                                                200,209         98,081        332,557      4,127,361        213,727
Contract terminations:
    Surrender benefits and contract charges                     (41,644)      (872,057)      (709,387)    (1,774,260)      (107,636)
    Death benefits                                              (31,715)       (77,062)       (61,331)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                583,875      8,923,249      6,018,616      8,408,678        146,617
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EIA            EVF            EVG            EMG            EGD
OPERATIONS
Investment income (loss) -- net                            $    137,985   $      8,254   $     (3,076)  $    132,935   $    (60,329)
Net realized gain (loss) on sales of investments                (62,167)           901       (103,765)      (251,399)      (126,943)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,466)         2,526        (24,198)    (1,510,673)      (844,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      33,352         11,681       (131,039)    (1,629,137)    (1,031,782)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      137,071         40,145         23,925        245,783        412,497
Net transfers(1)                                              4,550,790        183,631         80,977        226,139        641,651
Annuity payments                                                     --             --             --           (958)            --
Contract terminations:
    Surrender benefits and contract charges                    (154,070)       (28,026)        (6,803)    (1,014,692)      (362,349)
    Death benefits                                              (16,699)            --             --        (90,152)       (25,717)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,517,092        195,750         98,099       (633,880)       666,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 498,126         81,255        147,547     13,530,160      5,736,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,048,570   $    288,686   $    114,607   $ 11,267,143   $  5,370,338
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          556,413         76,495        200,212      6,779,113      3,716,997
Contract purchase payments                                      146,104         37,011         35,989        129,127        308,358
Net transfers(1)                                              4,931,566        171,108          4,503        104,521        509,304
Contract terminations:
    Surrender benefits and contract charges                    (166,913)       (25,493)       (12,293)      (559,161)      (277,964)
    Death benefits                                              (18,280)            --             --        (49,928)       (19,996)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,448,890        259,121        228,411      6,403,672      4,236,699
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EVS            ECA            ECD            EVA            EPP
OPERATIONS
Investment income (loss) -- net                            $       (436)  $    (50,273)  $    (10,592)  $   (197,529)  $    (35,801)
Net realized gain (loss) on sales of investments                   (332)      (435,605)       (22,245)      (367,137)      (654,703)
Distributions from capital gains                                     --        330,973             --        295,322        163,708
Net change in unrealized appreciation or
  depreciation of investments                                       473       (838,506)       (48,569)    (2,143,123)      (183,026)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (295)      (993,411)       (81,406)    (2,412,467)      (709,822)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,523        372,709        110,693        865,222        238,420
Net transfers(1)                                                 37,936      1,171,359         88,852        864,697       (588,767)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (480)      (226,278)       (31,788)    (1,148,011)      (108,515)
    Death benefits                                                   --        (81,878)       (10,121)      (108,123)       (57,462)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   40,979      1,235,912        157,636        473,785       (516,324)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  19,593      3,814,470        653,391     16,555,557      3,247,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,277   $  4,056,971   $    729,621   $ 14,616,875   $  2,021,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           19,840      3,036,648        480,409     11,388,451      3,368,268
Contract purchase payments                                        3,826        339,739         84,738        638,851        255,607
Net transfers(1)                                                 43,112      1,189,779         61,389        655,377       (858,348)
Contract terminations:
    Surrender benefits and contract charges                        (539)      (220,101)       (25,771)      (893,851)      (126,789)
    Death benefits                                                   --        (76,696)        (8,849)       (82,652)       (64,798)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 66,239      4,269,369        591,916     11,706,176      2,573,940
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        ETC            EHG            EAS            EEG            EFG
OPERATIONS
Investment income (loss) -- net                            $    (26,612)  $     35,483   $    (19,721)  $     (3,348)  $     (3,408)
Net realized gain (loss) on sales of investments               (697,884)        24,312        (78,884)      (162,626)       (58,491)
Distributions from capital gains                                166,708             --          8,057             --         57,552
Net change in unrealized appreciation or
  depreciation of investments                                  (181,738)        (4,225)       145,205          8,368       (151,144)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (739,526)        55,570         54,657       (157,606)      (155,491)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,650        300,660          4,337          7,779        182,587
Net transfers(1)                                               (110,570)       387,293     (1,038,198)      (709,865)       308,431
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (75,761)       (64,719)      (108,501)       (23,684)      (106,651)
    Death benefits                                              (53,427)        (5,148)        (3,185)            --       (105,991)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (166,108)       618,086     (1,145,547)      (725,770)       278,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,460,271        811,338      1,872,137      1,014,627      1,384,987
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,554,637   $  1,484,994   $    781,247   $    131,251   $  1,507,872
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,278,134        743,305      1,638,623        795,108      1,383,095
Contract purchase payments                                       65,728        268,609          3,624          7,514        193,187
Net transfers(1)                                               (243,259)       332,068       (929,880)      (657,309)       337,618
Contract terminations:
    Surrender benefits and contract charges                     (85,006)       (57,235)       (92,202)       (20,345)      (118,591)
    Death benefits                                              (57,415)        (4,433)        (3,157)            --       (117,312)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,958,182      1,282,314        617,008        124,968      1,677,997
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EFM            EFO            ERE            EMU            EIS
OPERATIONS
Investment income (loss) -- net                            $    (53,037)  $     18,495   $     12,833   $      3,054   $      2,064
Net realized gain (loss) on sales of investments                (93,205)       (60,474)         6,672         (6,759)        (5,779)
Distributions from capital gains                                     --         39,610             --         31,187             --
Net change in unrealized appreciation or
  depreciation of investments                                  (137,066)      (116,215)           615        (25,983)        (4,434)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (283,308)      (118,584)        20,120          1,499         (8,149)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      315,788         43,767         93,948         88,382          5,520
Net transfers(1)                                               (851,141)         6,105         95,493        423,995         73,766
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (242,899)       (33,985)       (20,692)       (38,163)        (5,127)
    Death benefits                                              (40,435)        (1,687)        (8,847)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (818,687)        14,200        159,902        474,214         74,159
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,446,629        507,920        253,695        198,167        105,158
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,344,634   $    403,536   $    433,717   $    673,880   $    171,168
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,713,585        516,432        202,243        169,587        105,663
Contract purchase payments                                      208,023         47,528         73,976         71,278          5,788
Net transfers(1)                                               (591,383)         6,700         71,904        336,168         72,935
Contract terminations:
    Surrender benefits and contract charges                    (161,433)       (39,601)       (15,778)       (30,698)        (5,217)
    Death benefits                                              (26,642)        (2,456)        (7,040)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,142,150        528,603        325,305        546,335        179,169
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        JCG            JUS            JGL            JIF            EIT
OPERATIONS
Investment income (loss) -- net                            $     (6,908)  $    (11,648)  $     25,045   $       (158)  $     (2,398)
Net realized gain (loss) on sales of investments                (43,165)       (65,336)           (43)       (31,469)      (106,769)
Distributions from capital gains                                  1,864             --             --            238             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,383)       (87,574)        (8,256)        11,159          7,316
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (98,592)      (164,558)        16,746        (20,230)      (101,851)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,541        102,381        107,108         23,173          1,686
Net transfers(1)                                                 48,493        (54,479)       451,928       (142,034)        70,321
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,618)       (87,448)       (25,766)        (2,556)       (26,630)
    Death benefits                                               (4,514)       (16,872)       (35,095)            --         (9,280)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,902        (56,418)       498,175       (121,417)        36,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 642,329      1,249,000        414,551        211,627        214,900
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    553,639   $  1,028,024   $    929,472   $     69,980   $    149,146
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          612,577      1,247,373        397,531        195,087        319,027
Contract purchase payments                                        1,031        106,889        100,762         24,311          3,029
Net transfers(1)                                                 54,813        (55,875)       420,941       (132,434)        83,466
Contract terminations:
    Surrender benefits and contract charges                     (38,017)       (97,182)       (23,967)        (2,835)       (46,211)
    Death benefits                                               (4,175)       (18,502)       (32,790)            --        (20,178)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                626,229      1,182,703        862,477         84,129        339,133
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EJA            EJT            EJG            EJI            EDE
OPERATIONS
Investment income (loss) -- net                            $    (16,586)  $     (3,511)  $    (30,414)  $     (8,960)  $     (5,858)
Net realized gain (loss) on sales of investments               (477,096)      (152,757)      (156,043)      (489,388)       (54,061)
Distributions from capital gains                                     --             --          4,598             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (203,419)      (121,500)      (554,568)       (42,037)       (36,974)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (697,101)      (277,768)      (736,427)      (540,385)       (96,893)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       92,408         17,848        286,033        107,796         39,905
Net transfers(1)                                                417,725         73,257        642,410        551,770         71,384
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (84,062)       (48,975)      (109,862)      (104,695)       (52,508)
    Death benefits                                              (20,267)        (5,915)       (60,303)       (19,710)       (22,752)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  405,804         36,215        758,278        535,161         36,029
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,217,719        610,919      2,026,701      1,038,909        629,827
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    926,422   $    369,366   $  2,048,552   $  1,033,685   $    568,963
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,737,480        897,560      2,471,914      1,304,451        672,858
Contract purchase payments                                      152,683         28,913        374,557        137,087         39,657
Net transfers(1)                                                548,677         69,100        788,167        475,188         78,290
Contract terminations:
    Surrender benefits and contract charges                    (174,111)      (103,315)      (164,156)      (165,135)       (64,209)
    Death benefits                                              (46,672)       (13,956)       (85,581)       (32,619)       (26,908)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,218,057        878,302      3,384,901      1,718,972        699,688
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        ERQ            ERI            END            ERS            EUT
OPERATIONS
Investment income (loss) -- net                            $     (1,170)  $       (819)  $    (36,055)  $    (23,240)  $     55,165
Net realized gain (loss) on sales of investments                 (4,421)        (6,790)      (369,984)      (232,264)      (139,746)
Distributions from capital gains                                     --            178         95,010        206,853        243,380
Net change in unrealized appreciation or
  depreciation of investments                                    (7,813)        (8,725)        12,558       (388,576)      (947,847)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,404)       (16,156)      (298,471)      (437,227)      (789,048)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,727          3,387        132,218        292,228        439,462
Net transfers(1)                                                 13,627         14,402       (754,575)      (225,595)       556,621
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,646)        (1,811)      (191,569)       (94,458)      (236,689)
    Death benefits                                                   --             --        (48,173)       (22,573)       (12,326)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,708         15,978       (862,099)       (50,398)       747,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 153,518         59,074      3,159,772      2,072,696      2,461,523
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,822   $     58,896   $  1,999,202   $  1,585,071   $  2,419,543
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          154,226         61,779      2,228,898      1,901,761      1,938,883
Contract purchase payments                                        1,859          4,357         98,188        307,003        386,694
Net transfers(1)                                                 15,017         18,531       (637,879)      (206,868)       453,692
Contract terminations:
    Surrender benefits and contract charges                      (2,831)        (2,402)      (148,922)      (104,833)      (217,063)
    Death benefits                                                   --             --        (34,085)       (24,412)       (12,234)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                168,271         82,265      1,506,200      1,872,651      2,549,972
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EPG            EPL            EPN            EMC            EPR
OPERATIONS
Investment income (loss) -- net                            $     16,379   $    (22,711)  $    (17,787)  $     (6,812)  $     (7,948)
Net realized gain (loss) on sales of investments               (144,182)      (546,230)      (359,232)        60,220         28,860
Distributions from capital gains                                 92,544        260,377             --          6,954        119,484
Net change in unrealized appreciation or
  depreciation of investments                                  (612,644)      (306,534)       108,843         43,667        (40,390)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,903)      (615,098)      (268,176)       104,029        100,006
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      224,947        247,528         71,226         53,175         35,152
Net transfers(1)                                                105,267       (422,501)     1,856,714         11,807        520,986
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (574,474)      (140,195)       (70,217)       (30,778)       (23,153)
    Death benefits                                             (148,921)       (31,188)       (26,337)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (393,181)      (346,356)     1,831,386         34,204        532,985
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,330,622      2,612,896        784,015        320,424        259,937
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,289,538   $  1,651,442   $  2,347,225   $    458,657   $    892,928
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,615,802      2,191,500        847,092        238,559        188,450
Contract purchase payments                                      182,085        236,938         97,571         36,095         25,223
Net transfers(1)                                                 82,453       (483,187)     2,803,124         11,602        344,340
Contract terminations:
    Surrender benefits and contract charges                    (477,685)      (140,260)      (102,350)       (19,187)       (15,470)
    Death benefits                                             (122,560)       (29,550)       (38,775)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,280,095      1,775,441      3,606,662        267,069        542,543
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        ETV            EIC            EUC
OPERATIONS
Investment income (loss) -- net                            $     (5,441)  $     (6,309)  $     (4,025)
Net realized gain (loss) on sales of investments                 (7,038)       (50,782)         3,145
Distributions from capital gains                                  3,978        144,641             --
Net change in unrealized appreciation or
  depreciation of investments                                    34,022       (202,528)         4,239
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      25,521       (114,978)         3,359
=====================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       77,470         10,262         32,782
Net transfers(1)                                                637,168        106,884         71,802
Annuity payments                                                     --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,758)       (28,057)       (14,624)
    Death benefits                                                   --             --        (26,413)
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  696,880         89,089         63,547
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  81,702        462,204        240,884
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    804,103   $    436,315   $    307,790
=====================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           63,456        430,592        230,769
Contract purchase payments                                       56,473         10,291         28,492
Net transfers(1)                                                449,842        113,789         45,241
Contract terminations:
    Surrender benefits and contract charges                     (12,639)       (31,802)       (13,507)
    Death benefits                                                   --             --        (22,596)
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                557,132        522,870        268,399
=====================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
----------------------------------------------------------------------------------------------------------------
EVB              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     36,096
ESI              AXP(R) Variable Portfolio - Bond Fund(1)                                              1,056,976
ECR              AXP(R) Variable Portfolio - Capital Resource Fund                                       388,062
EMS              AXP(R) Variable Portfolio - Cash Management Fund                                     10,778,772
EVD              AXP(R) Variable Portfolio - Diversified Equity Income Fund                               18,231
EIA              AXP(R) Variable Portfolio - Extra Income Fund(2)                                        360,938

EVF              AXP(R) Variable Portfolio - Federal Income Fund(3)                                       57,125
EVG              AXP(R) Variable Portfolio - Growth Fund                                                  20,542
EMG              AXP(R) Variable Portfolio - Managed Fund                                                674,057
EGD              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      309,652
EVS              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                      5,957
ECA              AIM V.I. Capital Appreciation Fund, Series I Shares                                     141,807

ECD              AIM V.I. Capital Development Fund, Series I Shares                                       63,076
EVA              AIM V.I. Premier Equity Fund, Series I Shares                                           540,830
EPP              AllianceBernstein VP Premier Growth Portfolio (Class B)                                  71,583
ETC              AllianceBernstein VP Technology Portfolio (Class B)                                      63,302
EHG              AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)          153,097
EAS              Baron Capital Asset Fund - Insurance Shares                                              33,465

EEG              Credit Suisse Trust - Emerging Growth Portfolio                                           7,060
EFG              Fidelity(R) VIP Growth & Income Portfolio Service Class                                 115,068
EFM              Fidelity(R) VIP Mid Cap Portfolio Service Class                                         189,435
EFO              Fidelity(R) VIP Overseas Portfolio Service Class                                         31,122
ERE              FTVIPT Franklin Real Estate Fund - Class 2                                               40,703
EMU              FTVIPT Mutual Shares Securities Fund - Class 2                                           86,236

WINT5            FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                    25,506
JCG              Goldman Sachs VIT Capital Growth Fund                                                    39,203
JUS              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                              87,492
JIF              Goldman Sachs VIT International Equity Fund                                              10,423
EJT              Janus Aspen Series Global Technology Portfolio: Service Shares                           79,167
EJG              Janus Aspen Series Growth Portfolio: Service Shares                                      78,005

EJI              Janus Aspen Series International Growth Portfolio: Service Shares                        33,904
EJA              Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              34,714
                   (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
EDE              JPMorgan U.S. Large Cap Core Equity Portfolio                                            44,148
                   (previously JPMorgan U.S. Disciplined Equity Portfolio)
ERQ              Lazard Retirement Equity Portfolio                                                       11,696
ERI              Lazard Retirement International Equity Portfolio                                          6,134

END              MFS(R) New Discovery Series - Initial Class                                             107,351
ERS              MFS(R) Research Series - Initial Class                                                   99,042
EUT              MFS(R) Utilities Series - Initial Class                                                 132,491
EPG              Putnam VT Growth and Income Fund - Class IB Shares                                      283,845
EPL              Putnam VT International Equity Fund - Class IB Shares                                   138,757
                   (previously Putnam VT International Growth Fund - Class IB Shares)
EPN              Putnam VT International New Opportunities Fund - Class IB Shares                         50,448

EMC              Royce Micro-Cap Portfolio                                                                71,583
EPR              Royce Small-Cap Portfolio                                                               174,383
ETV              Third Avenue Value Portfolio                                                             45,672
EIC              Wanger International Small Cap                                                           25,579
EUC              Wanger U.S. Smaller Companies                                                            17,815



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first seven payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                           0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%

AXP(R) Variable Portfolio - Federal Income Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.


                                                                      MAXIMUM                  MAXIMUM
                                                                    ADJUSTMENT               ADJUSTMENT
FUND                                                          (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                       N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.08%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                0.12%                    0.12%
AXP(R) Variable Portfolio - Managed Fund                                N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.12%                    0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%

AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTMENT                                                                           PURCHASES
----------------------------------------------------------------------------------------------------------------
EVB              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               $     93,020
ESI              AXP(R) Variable Portfolio - Bond Fund                                                 2,198,387
ECR              AXP(R) Variable Portfolio - Capital Resource Fund                                       800,874
EMS              AXP(R) Variable Portfolio - Cash Management Fund                                     37,777,110
EVD              AXP(R) Variable Portfolio - Diversified Equity Income Fund                              142,326
EIA              AXP(R) Variable Portfolio - Extra Income Fund                                         4,218,330

EVF              AXP(R) Variable Portfolio - Federal Income Fund                                         478,616
EVG              AXP(R) Variable Portfolio - Growth Fund                                                  20,969
EMG              AXP(R) Variable Portfolio - Managed Fund                                              1,301,343
EGD              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      670,991
EVS              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     93,591
ECA              AIM V.I. Capital Appreciation Fund, Series I Shares                                   1,170,835

ECD              AIM V.I. Capital Development Fund, Series I Shares                                      298,572
EVA              AIM V.I. Premier Equity Fund, Series I Shares                                           573,191
EPP              AllianceBernstein VP Premier Growth Portfolio (Class B)                                 385,396
ETC              AllianceBernstein VP Technology Portfolio (Class B)                                      49,329
EHG              AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)          773,461
EAS              Baron Capital Asset Fund - Insurance Shares                                             405,743

EEG              Credit Suisse Trust - Emerging Growth Portfolio                                          37,165
EFG              Fidelity(R) VIP Growth & Income Portfolio Service Class                                 444,383
EFM              Fidelity(R) VIP Mid Cap Portfolio Service Class                                       1,594,977
EFO              Fidelity(R) VIP Overseas Portfolio Service Class                                         79,015
ERE              FTVIPT Franklin Real Estate Fund - Class 2                                              465,422
EMU              FTVIPT Mutual Shares Securities Fund - Class 2                                          933,998

WINT5            FTVIPT Templeton Foreign Securities Fund - Class 2                                      689,629
JCG              Goldman Sachs VIT Capital Growth Fund                                                    68,367
JUS              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             323,007
JIF              Goldman Sachs VIT International Equity Fund                                              48,523
EJT              Janus Aspen Series Global Technology Portfolio: Service Shares                           28,430
EJG              Janus Aspen Series Growth Portfolio: Service Shares                                      49,111

EJI              Janus Aspen Series International Growth Portfolio: Service Shares                       312,894
EJA              Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              45,846
                   (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
EDE              JPMorgan U.S. Large Cap Core Equity Portfolio                                            89,108
                   (previously JPMorgan U.S. Disciplined Equity Portfolio)
ERQ              Lazard Retirement Equity Portfolio                                                      126,008
ERI              Lazard Retirement International Equity Portfolio                                          7,384


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

SUBACCOUNT       INVESTMENT                                                                           PURCHASES
----------------------------------------------------------------------------------------------------------------
END              MFS(R) New Discovery Series - Initial Class                                        $    329,379
ERS              MFS(R) Research Series - Initial Class                                                  123,382
EUT              MFS(R) Utilities Series - Initial Class                                                 371,456
EPG              Putnam VT Growth and Income Fund - Class IB Shares                                      497,345
EPL              Putnam VT International Equity Fund - Class IB Shares                                   715,602
                   (previously Putnam VT International Growth Fund - Class IB Shares)
EPN              Putnam VT International New Opportunities Fund - Class IB Shares                     23,987,596

EMC              Royce Micro-Cap Portfolio                                                               516,362
EPR              Royce Small-Cap Portfolio                                                               594,540
ETV              Third Avenue Value Portfolio                                                            439,648
EIC              Wanger International Small Cap                                                           21,364
EUC              Wanger U.S. Smaller Companies                                                           210,822


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      EVB          ESI          ECR          EMS          EVD
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.89     $   1.38     $   1.89     $   1.24     $   1.00
At Dec. 31, 2001                   $   0.73     $   1.47     $   1.53     $   1.26     $   1.01
At Dec. 31, 2002                   $   0.56     $   1.53     $   1.18     $   1.26     $   0.80
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        584        8,923        6,019        8,409          147
At Dec. 31, 2002                        406        7,272        5,116        8,572          182
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    427     $ 13,122     $  9,204     $ 10,625     $    148
At Dec. 31, 2002                   $    227     $ 11,131     $  6,015     $ 10,806     $    146
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.75%        6.45%        0.30%        3.38%        1.17%
For the year ended Dec. 31, 2002       0.74%        5.06%        0.53%        1.17%        1.60%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.98%)       6.52%      (19.05%)       1.61%        1.00%
For the year ended Dec. 31, 2002     (23.29%)       4.08%      (22.88%)       0.00%      (20.79%)
-----------------------------------------------------------------------------------------------

                                      EIA          EVF          EVG          EMG          EGD
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.90     $   1.06     $   0.74     $   1.99     $   1.54
At Dec. 31, 2001                   $   0.93     $   1.11     $   0.50     $   1.76     $   1.27
At Dec. 31, 2002                   $   0.85     $   1.16     $   0.37     $   1.51     $   0.98
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      5,449          259          228        6,404        4,237
At Dec. 31, 2002                      2,403          520          270        5,336        3,938
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  5,049     $    289     $    115     $ 11,267     $  5,370
At Dec. 31, 2002                   $  2,053     $    605     $     99     $  8,063     $  3,845
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      11.17%        4.56%          --         2.50%        0.23%
For the year ended Dec. 31, 2002       7.48%        2.84%        0.08%        2.57%        0.50%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       3.33%        4.72%      (32.43%)     (11.56%)     (17.53%)
For the year ended Dec. 31, 2002      (8.60%)       4.50%      (26.00%)     (14.20%)     (22.83%)
-----------------------------------------------------------------------------------------------

                                      EVS          ECA          ECD          EVA          EPP
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.99     $   1.26     $   1.36     $   1.45     $   0.96
At Dec. 31, 2001                   $   0.91     $   0.95     $   1.23     $   1.25     $   0.79
At Dec. 31, 2002                   $   0.74     $   0.71     $   0.96     $   0.86     $   0.54
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         66        4,269          592       11,706        2,574
At Dec. 31, 2002                         69        3,287          620       10,223        2,312
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     60     $  4,057     $    730     $ 14,617     $  2,021
At Dec. 31, 2002                   $     51     $  2,330     $    592     $  8,772     $  1,238
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --         0.13%          --
For the year ended Dec. 31, 2002         --           --           --         0.31%          --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.08%)     (24.60%)      (9.56%)     (13.79%)     (17.71%)
For the year ended Dec. 31, 2002     (18.68%)     (25.26%)     (21.95%)     (31.20%)     (31.65%)
-----------------------------------------------------------------------------------------------

                                      ETC          EHG          EAS          EEG          EFG
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08     $   1.09     $   1.14     $   1.28     $   1.00
At Dec. 31, 2001                   $   0.79     $   1.16     $   1.27     $   1.05     $   0.90
At Dec. 31, 2002                   $   0.46     $   1.23     $   1.07     $   0.73     $   0.74
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,958        1,282          617          125        1,678
At Dec. 31, 2002                      1,387        1,554          518           73        1,684
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,555     $  1,485     $    781     $    131     $  1,508
At Dec. 31, 2002                   $    632     $  1,909     $    554     $     54     $  1,243
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         4.48%          --           --         1.17%
For the year ended Dec. 31, 2002         --         2.93%          --           --         1.24%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.85%)       6.42%       11.40%      (17.97%)     (10.00%)
For the year ended Dec. 31, 2002     (41.77%)       6.03%      (15.75%)     (30.48%)     (17.78%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

                                      EFM          EFO          ERE          EMU       WINT5(4)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.64     $   0.98     $   1.25     $   1.17           --
At Dec. 31, 2001                   $   1.56     $   0.76     $   1.33     $   1.23           --
At Dec. 31, 2002                   $   1.39     $   0.60     $   1.34     $   1.07     $   0.84
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,142          529          325          546           --
At Dec. 31, 2002                      2,384          568          542          966          286
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  3,345     $    404     $    434     $    674           --
At Dec. 31, 2002                   $  3,308     $    340     $    728     $  1,037     $    240
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         5.51%        4.93%        2.10%          --
For the year ended Dec. 31, 2002       0.86%        0.67%        2.68%        0.96%        3.03%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%          --
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (4.88%)     (22.45%)       6.40%        5.13%          --
For the year ended Dec. 31, 2002     (10.90%)     (21.05%)       0.75%      (13.01%)     (16.00%)
-----------------------------------------------------------------------------------------------

                                      JCG          JUS          JIF          EJT          EJG
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.05     $   1.00     $   1.08     $   0.68     $   0.82
At Dec. 31, 2001                   $   0.88     $   0.87     $   0.83     $   0.42     $   0.61
At Dec. 31, 2002                   $   0.66     $   0.67     $   0.67     $   0.25     $   0.44
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        626        1,183           84          878        3,385
At Dec. 31, 2002                        462        1,109          113          779        2,583
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    554     $  1,028     $     70     $    369     $  2,049
At Dec. 31, 2002                   $    305     $    743     $     76     $    191     $  1,130
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.16%        0.40%        1.22%        0.67%          --
For the year ended Dec. 31, 2002       0.15%        0.60%        1.43%          --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (16.19%)     (13.00%)     (23.15%)     (38.24%)     (25.61%)
For the year ended Dec. 31, 2002     (25.00%)     (22.99%)     (19.28%)     (40.48%)     (27.87%)
-----------------------------------------------------------------------------------------------

                                      EJI          EJA          EDE          ERQ          ERI
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.80     $   0.70     $   0.94     $   1.00     $   0.96
At Dec. 31, 2001                   $   0.60     $   0.42     $   0.81     $   0.91     $   0.72
At Dec. 31, 2002                   $   0.44     $   0.30     $   0.60     $   0.75     $   0.63
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,719        2,218          700          168           82
At Dec. 31, 2002                      1,323        1,833          719          122           79
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,034     $    926     $    569     $    153     $     59
At Dec. 31, 2002                   $    582     $    542     $    434     $     92     $     50
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.71%          --         0.48%        0.63%          --
For the year ended Dec. 31, 2002       0.61%          --         0.05%        0.05%        0.08%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (25.00%)     (40.00%)     (13.83%)      (9.00%)     (25.00%)
For the year ended Dec. 31, 2002     (26.67%)     (28.57%)     (25.93%)     (17.58%)     (12.50%)
-----------------------------------------------------------------------------------------------

                                      END          ERS          EUT          EPG          EPL
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.42     $   1.09     $   1.27     $   1.26     $   1.19
At Dec. 31, 2001                   $   1.33     $   0.85     $   0.95     $   1.16     $   0.93
At Dec. 31, 2002                   $   0.89     $   0.63     $   0.72     $   0.93     $   0.76
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,506        1,873        2,550        6,280        1,775
At Dec. 31, 2002                      1,252        1,695        2,205        5,706        1,856
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,999     $  1,585     $  2,420     $  7,290     $  1,651
At Dec. 31, 2002                   $  1,121     $  1,068     $  1,594     $  5,291     $  1,401
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         0.01%        3.43%        1.62%        0.31%
For the year ended Dec. 31, 2002         --         0.27%        2.69%        1.59%        0.87%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (6.34%)     (22.02%)     (25.20%)      (7.94%)     (21.85%)
For the year ended Dec. 31, 2002     (33.08%)     (25.88%)     (24.21%)     (19.83%)     (18.28%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

                                      EPN          EMC          EPR          ETV          EIC    EUC
                                   -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.93     $   1.34     $   1.38     $   1.29     $   1.07     $   1.04
At Dec. 31, 2001                   $   0.65     $   1.72     $   1.65     $   1.44     $   0.83     $   1.15
At Dec. 31, 2002                   $   0.55     $   1.48     $   1.40     $   1.27     $   0.71     $   0.94
------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      3,607          267          543          557          523          268
At Dec. 31, 2002                        762          369          712          539          479          351
------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,347     $    459     $    893     $    804     $    436     $    308
At Dec. 31, 2002                   $    422     $    544     $    996     $    685     $    339     $    330
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --         0.14%          --         0.05%
For the year ended Dec. 31, 2002       0.36%          --           --         0.18%          --           --
------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.40%        1.40%        1.40%        1.40%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.40%        1.40%        1.40%        1.40%        1.40%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (30.11%)      28.36%       19.57%       11.63%      (22.43%)      10.58%
For the year ended Dec. 31, 2002     (15.38%)     (13.95%)     (15.15%)     (11.81%)     (14.46%)     (18.26%)
------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on March 1, 2002.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

                                                               43444-20 G (5/03)

PART C.


Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part A of this Registration Statement:

         American Enterprise Life Insurance Company

         Report of Independent Auditors dated Jan. 27, 2003.
         Consolidated Balance sheets as of Dec. 31, 2002 and 2001. Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001, and 2000.
         Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002.
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001, and 2000.
         Notes to Consolidated Financial Statements.

         Financial Statements included in Part B of this Registration Statement:

         American Enterprise Variable Annuity Account

         Report of Independent Auditors dated March 21, 2003.
         Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
         Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration
         Statement  No.   333-85567   filed  on  or  about  Dec.  30,  1999  is
         incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
         1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
         1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 43431) filed electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3      Form of SEP-IRA Endorsement (form 43433) filed electronically as
         Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4      Form of TSA Endorsement  (form 43413) filed  electronically as Exhibit
         4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9      Form of Roth IRA  Endorsement  (form 272109) filed  electronically  as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2 Amended By-Laws of American Enterprise Life dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance
         Company,   dated  Sept.  1,  1999,  filed   electronically  as  Exhibit
         1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121 filed on or about April 25, 2001, is incorporated by reference.

8.2 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life
         Insurance  Company,  dated  April 1,  1999,  filed  electronically  as
         Exhibit 8.4(a) to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.5 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (b) Copy of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
         Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.7 (a) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Exterprise Variable Life Account's Post-Effective Amendment No. 2 to Registraition Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
         Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.13 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 7 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent  of  Independent  Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-74865, filed on or about April 28, 2000, is incorporated by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 14.1 to Registrant's Post-Effective Amendment No. 5 filed on or about April 25, 2002 is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 14.2 to Registrant's Post-Effective Amendment No. 5 filed on or about April 25, 2002 is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003 is filed as Exhibit 14.3 herewith.

14.4 Power of Attorney to sign Amendments to this Registration Statement, dated April 21, 2003 is filed as Exhibit 14.4 herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.  Number of Contract owners

          As of March 31, 2003, there were 26,601 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853             None                None                  None
Financial Advisors
Inc.

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs
                  (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2003.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Carol A. Holton*
                              --------------------------
                                   Carol A. Holton
                                   President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 5.

**   Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 5.

*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.

**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.


By: /s/ James M. Odland
    -------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6
  TO REGISTRATION STATEMENT No. 333-74865

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus for American Express Signature Variable Annuity

Part B.

         Statement of Additional Information for American Express Signature Variable Annuity

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits.